UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Ultra-Short Obligations Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
Equity Funds — 34.6%
Alerian MLP ETF	169,857	$3,076,110
Energy Select Sector SPDR Fund	21,284	1,995,162
Financial Select Sector SPDR Fund	151,830	3,334,187
Health Care Select Sector SPDR Fund	57,996	3,370,728
iShares Gold Trust (a)(b)	227,952	2,849,400
iShares International Developed Real Estate ETF (b)	106,808	3,298,231
iShares U.S. Real Estate ETF (b)	47,852	3,334,328
SPDR S&P Oil & Gas Equipment & Services ETF	36,861	1,722,883

		22,981,029
Fixed Income Funds — 48.5%
BlackRock Floating Rate Income Portfolio, Institutional Class (b)	1,583,395	16,609,810

Investment Companies	Shares	Value
Fixed Income Funds (concluded)
iShares iBoxx $ High Yield Corporate Bond ETF (b)	35,417	$3,341,240
iShares TIPS Bond ETF (b)	108,628	12,337,968

		32,289,018

Short-Term Securities — 16.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	10,952,010	10,952,010
Total Investment Companies (Cost — $64,621,616*) — 99.6%		66,222,057
Other Assets Less Liabilities — 0.4%		280,070

Net Assets — 100.0%		$66,502,127

Notes to Consolidated Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$64,676,749

Gross unrealized appreciation	$1,547,483
Gross unrealized depreciation	(2,175)

Net unrealized appreciation	$1,545,308

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased		Shares Sold	Shares Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Floating Rate Income Portfolio, Institutional Class	296,088	1,688,113		(400,806)	1,583,395	$16,609,810	$262,731	$(16,962)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,797,240	9,154,770	[1]	—	10,952,010	$10,952,010	$1,390	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—		—	—	—	$13,100	—
iShares Barclays 0-5 Year TIPS Bond Fund	—	26,421		(26,421)	—	—	—	$3,621
iShares 1-3 Year Credit Bond ETF	7,033	16,396		(23,429)	—	—	$2,801	$(8,414)
iShares TIPS Bond ETF	21,190	114,507		(27,069)	108,628	$12,337,968	$12,090	$(31,205)
iShares U.S. Real Estate ETF	7,726	44,605		(4,479)	47,852	$3,334,328	$49,616	$354
iShares Gold Trust	27,898	223,324		(23,270)	227,952	$2,849,400	—	$(79,823)
iShares iBoxx $ High Yield Corporate Bond ETF	6,432	36,005		(7,020)	35,417	$3,341,240	$75,967	$2,451
iShares International Developed Real Estate ETF	15,263	101,604		(10,059)	106,808	$3,298,231	$81,766	$(26,156)
[1] Represents net shares purchased.

(c)	Represents the current yield as of report date.

Portfolio Abbreviations
AUD Australian Dollar BRL Brazilian Real CAD Canadian Dollar ETF Exchange Traded Fund EUR Euro GBP British Pound INR Indian Rupee JPY Japanese Yen KRW South Korean Won

LIBOR  London Interbank Offered Rate

MLP     Master Limited Partnership

MYR    Malaysian Ringgit

RUB     Russian Ruble

S&P     Standard & Poor’s

SPDR   Standard & Poor’s Depositary Receipts

TWD    Taiwan New Dollar

USD     US Dollar

BLACKROCK FUNDS	APRIL 30, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

•	Centrally cleared credit default swaps – sold protection outstanding as of April 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21 Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	3,000	$43,376

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Over-the-counter total return swaps outstanding as of April 30, 2014 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contracts/ Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Excess Return on the S&P GSCI Commodity Index	USD	5,414,408	[3]	JPMorgan Chase Bank N.A.	6/30/14		11,568	$40,474	—	$40,474
Excess Return on the S&P GSCI Commodity Index	USD	2,101	[3]	JPMorgan Chase Bank N.A.	6/30/14	USD	2	7,351	—	7,351
Total								$47,825	—	$47,825

[3]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

2	BLACKROCK FUNDS	APRIL 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies	$66,222,057	—	—	$66,222,057
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$47,825	—	$47,825
Credit contracts	—	43,376	—	43,376
Total	—	$91,201	—	$91,201

[1] Derivative financial instruments are swaps which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for centrally cleared swaps	$145,000	—	—	$145,000
Liabilities:
Bank overdraft	—	$(2)	—	(2)
Total	$145,000	$(2)	—	$144,998

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK FUNDS	APRIL 30, 2014	3

Consolidated Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Strategic Risk Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares		Value
Fixed Income Funds — 18.8%
iShares TIPS Bond ETF		44,151	$5,014,671

U.S. Treasury Obligations — 23.0%		Par (000)
U.S. Treasury Notes, 0.25%, 9/15/14	USD	6,143	6,146,818
Total Long-Term Investments (Cost — $11,534,774) — 41.8%			11,161,489

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	14,231,317	$14,231,317
Total Short-Term Securities (Cost — $14,231,317) — 53.2%		14,231,317
Total Investments (Cost — $25,766,091*) — 95.0%		25,392,806
Other Assets Less Liabilities — 5.0%		1,333,466

Net Assets — 100.0%		$26,726,272

Notes to Consolidated Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,905,952

Gross unrealized appreciation	$450
Gross unrealized depreciation	(513,596)

Net unrealized depreciation	$(513,146)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased	Shares Sold	Shares Held at April 30, 2014	Value at April 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	15,327,204	—	(1,095,887)[1]	14,231,317	$14,231,317	$3,674	—
iShares TIPS Bond ETF	59,407	—	(15,256)	44,151	$5,014,671	$22,768	$(157,796)

[1]	Represents net shares sold.

(b)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(16)	CBOE Volatility Index Futures	Chicago Board of Trade	May 2014	USD	240,000	$20,382
1	ASX SPI 200 Futures	Sydney	June 2014	USD	127,017	2,724
32	Australian Government Bond (10 Year)	Sydney	June 2014	USD	3,474,920	43,371
1	E-mini Russell 2000 Futures	New York	June 2014	USD	112,360	(7,553)
9	E-mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	845,100	6,283
8	EURO STOXX 50 Index Futures	Eurex	June 2014	USD	349,057	12,975
2	FTSE 100 Index Futures	London	June 2014	USD	227,747	3,974
45	Japanese Government Bond (10 Year)	Tokyo	June 2014	USD	6,378,393	7,059
(1)	mini MSCI Emerging Markets Index Futures	New York	June 2014	USD	49,725	(176)
1	TOPIX Index Futures	Tokyo	June 2014	USD	113,024	(3,950)
Total						$85,089

4	BLACKROCK FUNDS	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Forward foreign currency exchange contracts outstanding as of April 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	76,212	USD	67,593	JPMorgan Chase Bank N.A.	6/05/14	$3,029
USD	131,327	AUD	141,000	Citibank N.A.	6/05/14	669
USD	498,651	BRL	1,201,000	UBS AG	6/05/14	(33,844)
USD	129,072	CAD	142,000	Citibank N.A.	6/05/14	(369)
USD	78,426	CAD	87,474	JPMorgan Chase Bank N.A.	6/05/14	(1,312)
USD	474,513	EUR	343,000	Citibank N.A.	6/05/14	(1,307)
USD	139,755	EUR	101,000	Deutsche Bank AG	6/05/14	(356)
USD	477,278	EUR	349,491	JPMorgan Chase Bank N.A.	6/05/14	(7,546)
USD	247,007	GBP	147,000	Citibank N.A.	6/05/14	(1,119)
USD	65,420	GBP	39,000	Deutsche Bank AG	6/05/14	(409)
USD	89,956	GBP	54,121	JPMorgan Chase Bank N.A.	6/05/14	(1,396)
USD	285,157	INR	18,039,000	UBS AG	6/05/14	(11,535)
USD	210,610	JPY	21,533,000	Citibank N.A.	6/05/14	(59)
USD	497,003	JPY	50,585,633	JPMorgan Chase Bank N.A.	6/05/14	2,096
USD	493,606	KRW	530,478,000	JPMorgan Chase Bank N.A.	6/05/14	(18,711)
USD	118,395	MYR	391,000	JPMorgan Chase Bank N.A.	6/05/14	(1,020)
USD	378,633	RUB	13,967,000	UBS AG	6/05/14	(9,588)
USD	404,802	TWD	12,240,000	Goldman Sachs International	6/05/14	(903)
Total						$(83,680)

•	Centrally cleared credit default swaps – sold protection outstanding as of April 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21
Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	2,080	$76,425
CDX.NA.IG Series 22
Version 1	1.00%	Chicago Mercantile	6/20/19	BBB+	USD	8,035	35,781
iTraxx Europe Crossover
Series 21 Version 1	5.00%	Intercontinental Exchange	6/20/19	B+	EUR	785	20,513
iTraxx Europe Series 21
Version 1	1.00%	Intercontinental Exchange	6/20/19	A-	EUR	5,625	40,168
Total							$172,887

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS	APRIL 30, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Over-the-counter total return swaps outstanding as of April 30, 2014 were as follows:

Reference Entity	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contracts/ Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures June 2014	CAD 261,920[1]	Bank of America N.A.	5/23/14		2	$506	—	$506
Canadian (10 Year) Bond Futures June 2014	CAD 3,666,880[1]	Bank of America N.A.	5/23/14		28	41,722	—	41,722
U.S. Treasury (10 Year) Notes Futures June 2014	USD 124,422[1]	Bank of America N.A.	5/23/14		1	421	—	421
Long Gilt Futures June 2014	GBP 1,875,610[1]	Bank of America N.A.	5/27/14		17	41,785	—	41,785
Long Gilt Futures June 2014	GBP 110,330[1]	Bank of America N.A.	5/27/14		1	224	—	224
Euro-Bund Futures June 2014	EUR 144,540[1]	Bank of America N.A.	6/04/14		1	297	—	297
Euro-Bund Futures June 2014	EUR 2,457,180[1]	Bank of America N.A.	6/04/14		17	27,863	—	27,863
JPMorgan EMBI Plus Index	6-month LIBOR Plus 0.72%[2]	JPMorgan Chase Bank N.A.	6/20/14	USD	3,398	158,512	—	158,512
S&P GSCI Light Energy Official Close Index	USD 2,310,631[1]	JPMorgan Chase Bank N.A.	9/19/14	USD	2,200	109,374	—	109,374
S&P GSCI Light Energy Official Close Index	USD 700,839[1]	JPMorgan Chase Bank N.A.	9/19/14	USD	670	30,139	—	30,139
MSCI Emerging Markets Index	3-month LIBOR Plus 0.04%[2]	JPMorgan Chase Bank N.A.	12/19/14		6,600	(39,630)	—	(39,630)
MSCI World Small Cap Net Total Return Index	3-month LIBOR Minus 0.02%[2]	JPMorgan Chase Bank N.A.	12/19/14		7,700	1,487	—	1,487
Net Total Return on the FTSE EPRA/NAREIT Global REIT Index	3-month LIBOR[2]	JPMorgan Chase Bank N.A.	12/19/14		355	99,924	—	99,924
Total						$472,624	—	$472,624

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the floating amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

6	BLACKROCK FUNDS	APRIL 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$5,014,671	—	—	$5,014,671
U.S. Treasury Obligations	—	$6,146,818	—	6,146,818
Short-Term Securities	14,231,317	—	—	14,231,317
Total	$19,245,988	$6,146,818	—	$25,392,806

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$139,513	—	$139,513
Credit contracts	—	172,887	—	172,887
Equity contracts	$46,338	101,411	—	147,749
Foreign currency exchange contracts	—	5,794	—	5,794
Interest rate contracts	50,430	271,330	—	321,760
Liabilities:
Equity contracts	(11,679)	(39,630)	—	(51,309)
Foreign currency exchange contracts	—	(89,474)	—	(89,474)
Total	$85,089	$561,831	—	$646,920

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$157	—	—	$157
Cash pledged for financial futures contracts	297,000	—	—	297,000
Cash pledged for centrally cleared swaps	430,000	—	—	430,000
Foreign currency at value	211,106	—	—	211,106
Total	$938,263	—	—	$938,263

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK FUNDS	APRIL 30, 2014	7

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Citibank Credit Card Issuance Trust, 4.85%, 3/10/17	$325	$337,464
Honda Auto Receivables Owner Trust, 0.41%, 9/21/16	200	199,951
Hyundai Auto Receivables Trust, 0.46%, 1/16/17	200	200,121
Mercedes-Benz Auto Lease Trust, 0.48%, 6/15/16	250	250,059
Volkswagen Auto Loan Enhanced Trust, 0.42%, 3/20/17	200	199,996
Total Asset-Backed Securities — 4.7%		1,187,591

Corporate Bonds
Automobiles — 2.0%
Daimler Finance North America LLC, 0.83%, 1/09/15 (a)(b)	500	501,671
Commercial Banks — 28.1%
Australia & New Zealand Banking Group Ltd.:
0.44%, 5/07/15 (a)(b)	400	400,607
0.61%, 1/10/17 (a)(b)	250	250,273
Banque Federative du Credit Mutuel SA, 1.08%, 1/20/17 (a)(b)	500	502,689
The Bear Stearns Cos. LLC, 5.70%, 11/15/14	500	513,999
BP Capital Markets PLC, 0.57%, 11/06/15 (b)	500	501,370
BPCE SA:
0.73%, 7/15/15 (b)	300	300,437
1.08%, 2/10/17 (b)	250	251,433
Commonwealth Bank of Australia:
1.95%, 3/16/15	350	354,887
1.04%, 9/18/15 (a)	300	302,725
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA, 0.72%, 3/18/16 (b)	500	502,902
Deutsche Bank AG, 3.45%, 3/30/15	500	513,678
ING Bank NV, 0.50%, 2/24/15 (a)(b)	500	499,925
JPMorgan Chase & Co., 4.75%, 3/01/15	250	258,751
JPMorgan Chase Bank NA, 0.48%, 7/30/15 (b)	250	250,157
Svenska Handelsbanken AB:
0.68%, 3/21/16 (b)	500	502,371
0.70%, 9/23/16 (b)	250	251,251
Wells Fargo & Co., 1.25%, 2/13/15	375	377,676
Wells Fargo Bank NA, 0.51%, 7/20/15 (b)	500	501,399

		7,036,530
Diversified Financial Services — 6.3%
General Electric Capital Corp., 5.90%, 5/13/14	500	500,619
Shell International Finance BV, 0.45%, 11/15/16 (b)	375	375,756
Toyota Motor Credit Corp.:
0.41%, 12/05/14 (b)	500	500,386
0.39%, 9/18/15 (b)	200	200,280

		1,577,041
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 0.62%, 2/12/16 (b)	500	501,372
Finance — 1.0%
John Deere Capital Corp., 0.30%, 1/12/15 (b)	250	249,979
Food Products — 4.6%
General Mills, Inc., 0.53%, 1/29/16 (b)	250	250,302

Corporate Bonds	Par (000)	Value
Food Products (concluded)
Kellogg Co., 0.47%, 2/13/15 (b)	$900	$900,847

		1,151,149
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc., 0.41%, 12/11/14 (b)	390	390,274
Health Care Providers & Services — 3.2%
Principal Life Global Funding II, 0.60%, 5/27/16 (a)(b)	500	501,863
UnitedHealth Group, Inc., 0.36%, 8/28/14 (b)	300	300,035

		801,898
Metals & Mining — 3.2%
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14	300	300,000
Rio Tinto Finance USA PLC, 1.07%, 6/17/16 (b)	500	505,178

		805,178
Oil, Gas & Consumable Fuels — 3.2%
Devon Energy Corp., 0.68%, 12/15/15 (b)	250	250,646
Total Capital Canada Ltd., 0.61%, 1/15/16 (b)	300	301,820
TransCanada Pipelines Ltd., 0.91%, 6/30/16 (b)	250	252,104

		804,570
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC, 0.62%, 2/19/16 (b)	250	250,385
Total Corporate Bonds — 56.2%		14,070,047
Total Long-Term Investments (Cost — $15,221,725) — 60.9%		15,257,638

Short-Term Securities
Certificates of Deposit
Yankee (c) — 13.0%
Barclays Bank PLC, New York, 0.53%, 5/01/15 (b)	250	249,926
Credit Industriel et Commercial, New York, 0.52%, 4/14/15 (b)	500	500,000
Credit Suisse, New York:
0.52%, 1/23/15	250	250,277
0.56%, 8/24/15 (b)	250	249,839
0.64%, 12/07/15 (b)	500	500,639
Lloyds TSB Bank PLC, New York, 0.58%, 8/22/14	250	250,308
Natixis, New York, 0.52%, 5/09/14 (b)	250	250,008
Sumitomo Mitsui Banking Corp., New York, 0.63%, 4/01/15 (b)	1,000	1,002,565
Total Certificates of Deposit — 13.0%		3,253,562

Commercial Paper (d)
Daimler Finance NA LLC, 0.60%, 2/26/15	250	248,859
DIRECTV Holdings LLC, 0.40%, 7/07/14	659	658,658
Electricite de France, 0.58%, 1/05/15 (a)	250	249,236
Enbridge, Inc., 0.32%, 6/25/14	750	749,691
Hyundai Capital America, 0.20%, 5/19/14	750	749,914

8	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Suncorp Metway Ltd.:
0.41%, 5/05/14	$500	$499,993
0.30%, 7/10/14	250	249,913
0.35%, 8/14/14	250	249,840
Tesco Treasury Services PLC, 0.27%, 6/16/14	350	349,884
Vodafone Group PLC, 0.55%, 4/10/15	250	248,744
Total Commercial Paper — 17.0%		4,254,732

Money Market Funds — 0.0%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	3,656	3,656

Repurchase Agreements	Par (000)
Barclays Capital, Inc., 0.74%, 5/22/14 (Purchased on 11/22/13 to be repurchased at $752,790, collateralized by various corporate/debt obligations, 5.25% to 11.30% due from 1/08/15 to 12/29/99, aggregate original par and fair value of $853,368 and $867,999, respectively)	750	750,293
Total Value of Barclays Capital, Inc. (Collateral value of $867,999)		750,293
Mizuho Securities USA, Inc., 1.16%, 6/02/14 (g) (Purchased on 3/04/13 to be repurchased at $253,665, collateralized by various U.S. government sponsored agency and corporate/debt obligations, 1.65% to 6.00% due from 10/25/37 to 11/15/42, aggregate original par and fair value of $513,631 and $327,675, respectively)	250	250,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $327,675)		250,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.48%, 6/19/14 (g) (Purchased on 3/25/14 to be repurchased at $500,573, collateralized by various U.S. government sponsored agency obligations, 5.50% to 6.47% due from 4/15/42 to 11/16/43, aggregate original par and fair value of $2,910,831 and $544,554, respectively)	$500	$500,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $544,554)		500,000
RBS Securities, Inc., 1.00%, 5/05/14 (Purchased on 3/04/14 to be repurchased at $1,001,722, collateralized by various U.S. Treasury and corporate/debt obligations, 0.44% to 5.52% due from 4/30/19 to 10/25/46, aggregate original par and fair value of $7,091,126 and $1,060,268, respectively)	1,000	1,000,000
Total Value of RBS Securities, Inc. (Collateral value of $1,060,268)		1,000,000
Total Repurchase Agreements — 10.0%		2,500,293
Total Short-Term Securities (Cost — $10,010,453) — 40.0%		10,012,243
Total Investments (Cost — $25,232,178*) — 100.9%		25,269,881
Liabilities in Excess of Other Assets — (0.9)%		(229,505)

Net Assets — 100.0%		$25,040,376

Notes to Schedule of Investments

* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,232,178

Gross unrealized appreciation	$38,751
Gross unrealized depreciation	(1,048)

Net unrealized appreciation	$37,703

BLACKROCK FUNDS	APRIL 30, 2014	9

Schedule of Investments (concluded)	BlackRock Short Obligations Fund

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity (Shares)	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,656	3,656	$57

(f)	Represents the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$15,257,638	—	$15,257,638
Short-Term Securities	$3,656	10,008,587	—	10,012,243
Total	$3,656	$25,266,225	—	$25,269,881

[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended April 30, 2014.

10	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Short-Term Treasury Fund
(Percentages shown are based on Net Assets)

Money Market Funds — 14.6%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01% (a)(b)	2,192,200	$2,192,200

U.S. Treasury Obligations	Par (000)
U.S. Treasury Bills: (c)
0.09%, 5/08/14	$500	499,999
0.09%, 6/19/14	500	499,993
0.09%, 6/26/14	970	969,984
0.03%, 7/10/14	500	499,981
0.03%, 7/24/14	230	229,992
0.11%, 8/14/14	500	499,960
0.08%, 8/28/14	500	499,955
0.08%, 9/25/14	500	499,929
0.07%, 10/02/14	450	449,923
0.05%, 10/16/14	50	49,990
0.05%, 10/30/14	500	499,886
0.14%, 11/13/14	400	399,902
0.13%, 12/11/14	400	399,869
0.13%, 1/08/15	400	399,853
0.13%, 4/02/15	200	199,846
U.S. Treasury Notes:
0.25%, 5/31/14	550	550,064
0.75%, 6/15/14	500	500,429
0.63%, 7/15/14	578	578,677
0.50%, 8/15/14	150	150,187
0.38%, 11/15/14	144	144,242
0.25%, 11/30/14	95	95,104
0.25%, 1/15/15	470	470,569
0.25%, 1/31/15	75	75,097
0.08%, 1/31/16(d)	138	137,951
Total U.S. Treasury Obligations — 62.0%		9,301,382

Repurchase Agreements
Citigroup Global Markets, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $2,192,003, collateralized by U.S. Treasury Note, 2.38% due at 7/31/17, original par and fair value of $2,133,400 and $2,235,861, respectively)	2,192	2,192,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $2,235,861)		2,192,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $1,000,001, collateralized by U.S. Treasury Note, 0.38% due at 4/30/16, original par and fair value of $1,021,500 and $1,020,064, respectively)	$1,000	$1,000,000
Total Value of Deutsche Bank Securities, Inc. (Collateral value of $1,020,064)		1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $1,000,001, collateralized by U.S. Treasury Strip, 0.00% due at 5/15/29, original par and fair value of $1,689,945 and $1,020,000, respectively)	1,000	1,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $1,020,000)		1,000,000
Morgan Stanley & Co. LLC, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $1,000,001, collateralized by U.S. Treasury Note, 2.50% due at 3/31/15, original par and fair value of $996,200 and $1,020,003, respectively)	1,000	1,000,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $1,020,003)		1,000,000
TD Securities (USA) LLC, 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $1,000,001, collateralized by various U.S. Treasury Notes, 0.25% to 2.38% due from 3/31/16 to 5/15/16, aggregate original par and fair value of $1,016,300 and $1,020,017, respectively)	1,000	1,000,000
Total Value of TD Securities (USA) LLC (Collateral value of $1,020,017)		1,000,000
Total Repurchase Agreements — 41.3%		6,192,000
Total Investments (Cost — $17,683,888*) — 117.9%		17,685,582
Liabilities in Excess of Other Assets — (17.9)%		(2,688,714)

Net Assets — 100.0%		$14,996,868

BLACKROCK FUNDS	APRIL 30, 2014	11

Schedule of Investments (concluded)	BlackRock Short-Term Treasury Fund

Notes to Schedule of Investments

* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,683,888

Gross unrealized appreciation	$1,700
Gross unrealized depreciation	(6)

Net unrealized appreciation	$1,694

(a)	Represents the current yield as of report date.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity (Shares)	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,192,200	2,192,200	$9

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	$2,192,200	$15,493,382	—	$17,685,582
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, overdraft of $(2,191,968) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2014.

12	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Automobiles — 3.0%
Daimler Finance North America LLC, 0.83%, 1/09/15 (a)(b)	$750	$752,506
Commercial Banks — 19.2%
Commonwealth Bank of Australia, 0.51%, 1/29/15 (a)(b)	800	801,762
Deutsche Bank AG, 3.45%, 3/30/15	750	770,517
ING Bank NV, 0.50%, 2/24/15 (a)(b)	750	749,888
JPMorgan Chase & Co., 0.98%, 5/02/14 (b)	300	300,000
Lloyds Bank PLC, 4.38%, 1/12/15 (a)	100	102,676
Sumitomo Mitsui Banking Corp., 1.18%, 7/22/14 (a)(b)	500	501,042
Svenska Handelsbanken AB, 4.88%, 6/10/14 (a)	1,000	1,004,500
Wells Fargo & Co., 3.75%, 10/01/14	575	583,137

		4,813,522
Diversified Financial Services — 11.0%
American Express Credit Corp.:
1.08%, 6/24/14 (b)	300	300,345
5.13%, 8/25/14	750	760,927
American Honda Finance Corp., 0.46%, 11/03/14 (a)(b)	600	600,662
General Electric Capital Corp., 0.61%, 1/09/15 (b)	450	451,227
Volkswagen International Finance NV, 0.84%, 11/20/14 (a)(b)	624	625,869

		2,739,030
Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc., 0.44%, 3/06/15 (a)(b)	890	890,415
Food Products — 4.3%
Kellogg Co., 0.47%, 2/13/15 (b)	1,062	1,062,999
Metals & Mining — 4.0%
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14	500	500,000
Rio Tinto Finance USA PLC, 1.13%, 3/20/15	500	502,663

		1,002,663
Utility Gas & Electric — 2.0%
Southern California Edison Co., 0.26%, 1/26/15 (b)	500	499,873
Total Long-Term Investments (Cost — $11,760,604) — 47.1%		11,761,008

Short-Term Securities
Certificates of Deposit
Yankee (c) — 16.6%
Barclays Bank PLC, New York, 0.53%, 5/01/15 (b)	250	249,926
BNP Paribas S.A., New York:
0.41%, 11/24/14 (b)	750	749,921
0.56%, 1/06/15	250	250,242
Canadian Imperial Bank of Commerce, New York, 0.29%, 10/01/14 (b)	250	250,016
Credit Industriel et Commercial, New York, 0.52%, 4/14/15 (b)	500	500,000
Credit Suisse, New York, 0.53%, 1/12/15	500	500,550

Certificates of Deposit	Par (000)	Value
Yankee — (c) (concluded)
Lloyds TSB Bank PLC, New York, 0.58%, 8/22/14	$750	$750,924
Sumitomo Mitsui Banking Corp., New York, 0.63%, 4/01/15 (b)	650	651,667
Toronto Dominion Bank, New York, 0.23%, 4/15/15 (b)	250	250,000
Total Certificates of Deposit — 16.6%		4,153,246

Commercial Paper
BPCE SA, 0.40%, 8/01/14 (d)	250	249,824
Daimler Finance North America LLC, 0.61%, 2/02/15 (d)	400	398,443
DIRECTV Holdings LLC, 0.40%, 7/07/14 (d)	750	749,610
Electricite de France, 0.58%, 1/05/15 (a)(b)	750	747,708
Macquarie Bank Ltd.:
0.23%, 7/03/14 (b)	1,000	1,000,056
0.33%, 7/15/14 (d)	250	249,904
Natexis Banques Populaires, 0.35%, 8/14/14 (d)	270	269,828
Ryder System, Inc., 0.23%, 5/14/14 (d)	250	249,980
Suncorp Metway Ltd.:
0.30%, 5/07/14 (d)	350	349,993
0.30%, 7/10/14 (d)	450	449,843
Tesco Treasury Services PLC, 0.27%, 6/16/14 (d)	600	599,802
Vodafone Group PLC:
0.45%, 6/25/14 (d)	250	249,897
0.55%, 4/10/15 (d)	250	248,745
Total Commercial Paper — 23.2%		5,813,633

Money Market Funds — 0.2%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	43,713	43,713

Repurchase Agreements	Par (000)
Barclays Capital, Inc., 0.74%, 5/22/14 (Purchased on 11/22/13 to be repurchased at $752,790, collateralized by various corporate/debt obligations, 5.25% to 11.30% due from 1/08/15 to 12/29/99, aggregate original par and fair value of $843,372 and $865,006, respectively)	750	750,293
Total Value of Barclays Capital, Inc. (Collateral value of $865,006)		750,293

BLACKROCK FUNDS	APRIL 30, 2014	13

Schedule of Investments (continued)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.33%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $500,005, collateralized by an U.S. Treasury Note, 0.50% due at 4/15/15, original par and fair value of $462,000 and $510,037, respectively)	$500	$500,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $510,037)		500,000
JPMorgan Securities LLC, 0.54%, 5/20/14 (Purchased on 2/19/14 to be repurchased at $751,013, collateralized by various corporate/debt obligations, 0.26% to 6.81% due from 5/25/16 to 12/25/42, aggregate original par and fair value of $4,588,164 and $869,771, respectively)	750	750,186
Total Value of JPMorgan Securities LLC (Collateral value of $869,771)		750,186
Mizuho Securities USA, Inc., 1.16%, 6/02/14 (g) (Purchased on 3/04/13 to be repurchased at $253,665, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.65% to 6.00% due from 10/25/37 to 11/15/42, aggregate original par and fair value of $513,631 and $327,675, respectively)	250	250,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $327,675)		250,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.48%, 6/19/14 (g) (Purchased on 3/21/14 to be repurchased at $400,480, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.47% due from 6/25/41 to 12/25/43, aggregate original par and fair value of $2,750,340 and $434,129, respectively)	$400	$400,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $434,129)		400,000
RBS Securities, Inc., 1.00%, 5/05/14 (Purchased on 3/04/14 to be repurchased at $500,861, collateralized by various U.S. Treasury and corporate/debt obligations, 0.44% to 5.52% due from 4/30/19 to 10/25/46, aggregate original par and fair value of $3,548,063 and $532,620, respectively)	500	500,000
Total Value of RBS Securities, Inc. (Collateral value of $532,620)		500,000
Total Repurchase Agreements — 12.6%		3,150,479
Total Short-Term Securities (Cost — $13,157,548) — 52.6%		13,161,071
Total Investments (Cost — $24,918,152*) — 99.7%		24,922,079
Other Assets Less Liabilities — 0.3%		83,516

Net Assets — 100.0%		$25,005,595

Notes to Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,918,152

Gross unrealized appreciation	$5,408
Gross unrealized depreciation	(1,481)

Net unrealized appreciation	$3,927

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity (Shares)	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,935	24,778	43,713	$102

(f)	Represents the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

14	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Ultra-Short Obligations Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$11,761,008	—	$11,761,008
Short-Term Securities	$43,713	13,117,358	—	13,161,071
Total	$43,713	$24,878,366	—	$24,922,079

[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK FUNDS	APRIL 30, 2014	15

Consolidated Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)		Value
Canadian Imperial Bank of Commerce 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multiplied by 3), 2/27/15	USD	13,000	$16,599,508
Citigroup, Inc. 1-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Curve CompositeSM , multipled by 3), 4/17/15		10,000	10,537,310
Citigroup, Inc. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multipled by 3), 4/17/15		5,000	5,265,737
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM ,multiplied by 3), 4/17/15		10,000	10,536,000
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multiplied by 3), 4/17/15		5,000	5,266,177
Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multipled by 3), 4/20/15		11,000	11,629,403
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM ,multiplied by 3), 1/05/15		5,000	6,522,020
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM ,multiplied by 3), 8/01/14		10,000	12,941,697
Total Commodity-Linked Notes — 18.2%			79,297,852

Common Stocks	Shares
Biotechnology — 0.1%
Genus PLC		28,650	489,946
Chemicals — 2.7%
Agrinos AS (a)		70,000	88,320
Agrium, Inc.		12,000	1,152,840
American Vanguard Corp.		3,800	67,678
Auriga Industries A S		5,294	196,065
CF Industries Holdings, Inc.		1,000	245,170
Johnson Matthey PLC		3,605	199,428
Monsanto Co.		30,800	3,409,560
The Mosaic Co.		37,500	1,876,500
Potash Corp. of Saskatchewan, Inc.		28,000	1,012,480
Syngenta AG, Registered Shares		5,300	2,098,756
Umicore		6,700	328,425
Uralkali OJSC — GDR, Registered Shares		44,000	972,286
Yara International ASA		4,500	212,722

			11,860,230

Common Stocks	Shares	Value
Energy Equipment & Services — 2.1%
Cameron International Corp. (a)	22,350	$1,451,856
Halliburton Co.	53,400	3,367,938
Schlumberger Ltd.	43,508	4,418,237

		9,238,031
Food & Staples Retailing — 0.3%
The Andersons, Inc.	13,000	809,770
Total Produce PLC	380,000	548,807

		1,358,577
Food Products — 4.6%
Adecoagro SA	63,750	568,650
Archer-Daniels-Midland Co.	74,000	3,236,020
Astra Agro Lestari Tbk PT	60,000	152,771
BRF-Brasil Foods SA — ADR	118,000	2,666,800
Bunge Ltd.	30,000	2,389,500
China Agri-Industries Holdings Ltd.	709,800	283,981
Darling International, Inc. (a)	20,000	400,200
First Resources Ltd.	435,000	893,368
Glanbia PLC	50,000	746,727
GrainCorp Ltd., Class A	35,764	294,961
Hormel Foods Corp.	5,000	238,450
Ingredion, Inc.	15,000	1,056,750
Kernel Holding SA (a)	8,000	74,350
New Britain Palm Oil Ltd.	30,200	205,360
Origin Enterprises PLC (a)	63,424	686,331
Pilgrim’s Pride Corp.	25,500	557,430
Select Harvests Ltd.	48,569	284,853
SunOpta, Inc. (a)	40,000	466,800
Tate & Lyle PLC	17,000	201,528
Tyson Foods, Inc., Class A	62,500	2,623,125
Wilmar International Ltd.	664,000	1,804,629

		19,832,584
Machinery — 0.4%
Deere & Co.	7,700	718,718
Kubota Corp.	90,000	1,159,967

		1,878,685
Metals & Mining — 16.6%
African Barrick Gold Ltd.	68,000	285,260
African Rainbow Minerals Ltd.	65,000	1,223,894
Agnico-Eagle Mines Ltd.	23,700	699,940
Alamos Gold, Inc.	66,180	618,900
AngloGold Ashanti Ltd.	149,742	2,706,907
B2Gold Corp. (a)	84,644	243,263
Barrick Gold Corp.	173,926	3,035,632
Beadell Resources Ltd. (a)	622,037	382,957
BHP Billiton PLC	167,212	5,428,406
Boliden AB	65,000	992,699
Eldorado Gold Corp.	268,926	1,639,000
First Quantum Minerals Ltd.	127,825	2,545,887

Portfolio Abbreviations
ADR American Depositary Receipts AUD Australian Dollar CHF Swiss Franc CLO Collateralized Loan Obligation ETF Exchange Traded Fund EUR Euro EURIBOR Euro Interbank Offered Rate FKA Formerly Known As	GBP British Pound GDR Global Depositary Receipts LIBOR London Interbank Offered Rate NOK Norwegian Krone PIK Payment-in-kind REIT Real Estate Investment Trust SEK Swedish Krona USD US Dollar

16	BLACKROCK FUNDS	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Fortescue Metals Group Ltd.	490,604	$2,320,518
Franco-Nevada Corp.	48,000	2,313,617
Freeport-McMoRan Copper & Gold, Inc.	105,302	3,619,230
Fresnillo PLC	137,444	1,981,928
Glencore Xstrata PLC	689,692	3,721,401
Goldcorp, Inc.	140,486	3,469,692
HudBay Minerals, Inc.	150,000	1,279,595
Iluka Resources Ltd.	72,866	605,355
Industrias Penoles SAB de CV	30,758	716,102
Kenmare Resources PLC (a)	831,782	175,547
Kinross Gold Corp.	254,062	1,031,500
London Mining PLC (a)	75,190	73,738
Lundin Mining Corp. (a)	375,000	1,915,971
MAG Silver Corp. (a)	67,000	508,590
Mineral Deposits Ltd. (a)	119,541	222,106
Nevsun Resources Ltd.	248,000	898,280
New Gold, Inc. (a)	134,059	677,603
Newcrest Mining Ltd.	191,619	1,868,889
Northern Star Resources Ltd.	560,000	612,568
Petra Diamonds Ltd. (a)	75,000	206,406
Platinum Group Metals Ltd. (a)	250,000	257,744
Polymetal International PLC	29,854	285,897
Polyus Gold International Ltd.	119,567	373,470
Randgold Resources Ltd.—ADR	57,485	4,602,824
Rio Tinto PLC	65,371	3,554,055
Romarco Minerals, Inc. (a)	281,341	225,884
Royal Gold, Inc.	23,513	1,556,561
Silver Wheaton Corp.	67,281	1,492,269
Sirius Resources NL	178,340	449,222
Sociedad Minera Cerro Verde SAA	25,787	589,233
Southern Copper Corp.	80,500	2,426,270
Tahoe Resources, Inc. (a)	48,504	1,079,342
Teck Resources Ltd., Class B	33,000	752,101
Trevali Mining Corp. (a)	1,000,000	1,012,727
Vale SA — ADR, Preference Shares	266,053	3,158,049
Vedanta Resources PLC	56,382	902,854
Volcan Cia Minera SAA, Class B	823,900	311,072
Western Areas Ltd.	133,917	516,922
Yamana Gold, Inc.	114,285	856,056

		72,423,933
Oil, Gas & Consumable Fuels — 21.1%
Anadarko Petroleum Corp.	44,613	4,417,579
BG Group PLC	182,800	3,697,903
BP PLC	557,896	4,710,357
Cairn Energy PLC (a)	192,900	600,837
Cameco Corp.	34,458	733,457
Canadian Natural Resources Ltd.	50,000	2,037,316
Canadian Oil Sands Ltd.	37,513	813,201
Caracal Energy, Inc. (a)	147,700	1,354,108
Chevron Corp.	77,550	9,734,076
China Shenhua Energy Co. Ltd., H Shares	345,000	936,924
Cimarex Energy Co.	13,400	1,596,208
ConocoPhillips	70,250	5,220,277
CONSOL Energy, Inc.	42,828	1,906,274
Devon Energy Corp.	30,000	2,100,000
Enbridge, Inc.	25,700	1,240,156
EnCana Corp.	88,000	2,038,520
EOG Resources, Inc.	33,400	3,273,200
EQT Corp.	17,900	1,950,921
Exxon Mobil Corp.	96,232	9,855,119
Imperial Oil Ltd.	21,100	1,030,311
Kosmos Energy Ltd.	82,721	903,313
Murphy Oil Corp.	15,500	983,165
Noble Energy, Inc.	47,600	3,416,728
Oil Search Ltd.	243,950	2,021,123

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Phillips 66	23,769	$1,978,056
Pioneer Natural Resources Co.	12,900	2,493,183
Range Resources Corp.	16,650	1,505,993
Royal Dutch Shell PLC, B Shares	260,290	11,052,118
Statoil ASA	90,479	2,758,290
Total SA	43,500	3,112,167
TransCanada Corp.	53,000	2,469,997

		91,940,877
Paper & Forest Products — 0.4%
Canfor Corp.	21,000	433,393
International Forest Products Ltd.	40,500	614,123
Louisiana-Pacific Corp.	27,000	442,530

		1,490,046
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.	31,000	925,350
Total Common Stocks — 48.5%		211,438,259
Total Long-Term Investments (Cost — $266,471,211) — 66.7%		290,736,111

	Shares / Beneficial Interest (000)
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	7,807,736	7,807,736
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (b)(c)(d)	$312,000	312,000

		8,119,736
	Par (000)
U.S. Treasury Bills — 31.6%
0.09%, 5/15/14 (e)	7,000	6,999,864
0.09%, 6/05/14 (e)	10,000	9,999,757
0.08%, 6/12/14 (e)	18,000	17,998,259
0.07%, 7/17/14 (e)	51,000	50,997,807
0.05%, 7/24/14 (e)	40,000	39,998,600
0.06%, 7/24/14 (e)	12,000	11,999,580

		137,993,867
Total Short-Term Securities (Cost — $146,103,774) — 33.5%		146,113,603
Total Investments (Cost — $412,574,985*) — 100.2%		436,849,714
Liabilities in Excess of Other Assets — (0.2)%		(745,456)

Net Assets — 100.0%		$436,104,258

BLACKROCK FUNDS	APRIL 30, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Notes to Consolidated Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$413,916,140

Gross unrealized appreciation	$37,115,795
Gross unrealized depreciation	(14,182,221)

Net unrealized depreciation	$22,933,574

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	15,958,082	(8,150,346)	7,807,736	$7,807,736	$3,392
BlackRock Liquidity Series, LLC
Money Market Series	—	$312,000	$312,000	$312,000	$5,488

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	Rate shown reflects the discount rate at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

18	BLACKROCK FUNDS	APRIL 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	$79,297,852	—	$79,297,852
Common Stocks:
Biotechnology	—	489,946	—	489,946
Chemicals	$8,824,834	3,035,396	—	11,860,230
Energy Equipment & Services	9,238,031	—	—	9,238,031
Food & Staples Retailing	1,358,577	—	—	1,358,577
Food Products	14,890,056	4,942,528	—	19,832,584
Machinery	718,718	1,159,967	—	1,878,685
Metals & Mining	44,510,463	27,913,470	—	72,423,933
Oil, Gas & Consumable Fuels	63,051,158	28,889,719	—	91,940,877
Paper & Forest Products	1,490,046	—	—	1,490,046
Real Estate Investment Trusts (REITs)	925,350	—	—	925,350
Short-Term Securities:
Money Market Funds	7,807,736	312,000	—	8,119,736
U.S. Treasury Bills	—	137,993,867	—	137,993,867
Total	$152,814,969	$284,034,745	—	$436,849,714

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, cash of $3,225,520 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended April 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2013	$58,525,843
Transfers into Level 3	—
Transfers out of Level 3[1]	(10,179,534)
Accrued discounts/premiums	—
Net realized gain (loss)	(661,307)
Net change in unrealized appreciation/depreciation[2]	7,653,691
Purchases	—
Sales	(55,338,693)
Closing Balance, as of April 30, 2014	—

Net change in unrealized appreciation/depreciation on investments held as of April 30, 2014[2]	—

[1]

As of July 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $10,179,534 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments held as of April 30, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	APRIL 30, 2014	19

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Cayman Islands — 3.1%
ACAS CLO Ltd., Series 2012-1A, Class D, 5.08%, 9/20/23 (a)(b)	USD	1,685	$1,693,741
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.89%, 4/15/24 (a)(b)		1,250	1,220,970
ALM VI Ltd.:
Series 2012-6A, Class A2, 2.73%, 6/14/23 (a)(b)		3,930	3,940,128
Series 2012-6A, Class C, 4.98%, 6/14/23 (a)(b)		2,000	2,005,258
ALM VII Ltd., Series 2012-7A, Class C, 4.73%, 10/19/24 (a)(b)		7,360	7,387,968
ALM VII R Ltd., Series 2013-7RA, Class C, 3.69%, 4/24/24 (a)(b)		3,920	3,791,593
ALM VIII Ltd.:
Series 2013-8A, Class A1A, 1.68%, 1/20/26 (a)(b)		2,090	2,089,998
Series 2013-8A, Class B, 2.98%, 1/20/26 (a)(b)		1,520	1,497,395
Series 2013-8A, Class D, 4.73%, 1/20/26 (a)(b)		3,355	3,029,102
Apidos CDO:
Series 2013-16A, Class A1, 1.71%, 1/19/25 (a)(b)		4,985	4,975,030
Series 2013-16A, Class B, 3.03%, 1/19/25 (a)(b)		3,625	3,603,250
Series 2014-17A, Class B, 3.08%, 4/17/26 (a)(b)		1,580	1,560,250
Apidos CLO XII, Series 2013-12A, Class D, 3.29%, 4/15/25 (a)(b)		1,500	1,426,248
Ares XXV CLO Ltd., Series 2012-3X, Class C, 3.38%, 1/17/24 (b)		1,300	1,299,988
Atlas Senior Loan Fund Ltd., Series 2013-2A, Class A3L, 2.94%, 2/17/26 (a)(b)		1,800	1,755,000
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23 (a)(b)		1,185	1,185,000
Babson CLO Ltd.:
Series 2012-2A, Class C, 4.49%, 5/15/23 (a)(b)		1,285	1,284,297
Series 2013-IIA, Class B1, 2.89%, 1/18/25 (a)(b)		2,500	2,450,447
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (a)(b)		1,750	1,649,086
Benefit Street Partners CLO Ltd.:
Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)		1,620	1,628,442
Series 2013-IIIA, Class C, 3.49%, 1/20/26 (a)(b)		1,070	1,008,707
Carlyle Global Market Strategies CLO Ltd.:
Series 2011-1A, Class E, 5.69%, 8/10/21 (a)(b)		4,600	4,521,207
Series 2012-2A, Class D, 4.93%, 7/20/23 (a)(b)		5,000	5,021,885
Series 2012-3A, Class C, 4.73%, 10/04/24 (a)(b)		3,495	3,510,727
Cedar Funding Ltd.:
Series 2014-3A, Class C, 3.03%, 5/20/26 (a)(b)		1,320	1,293,600
Series 2014-3A, Class D, 3.78%, 5/20/26 (a)(b)		1,105	1,055,938
Chatham Light CLO Ltd., Series 2005-2A, Class B, 0.94%, 8/03/19 (a)(b)		4,250	4,175,132
CIFC Funding Ltd.:
Series 2013-3A, Class C, 3.51%, 10/24/25 (a)(b)		2,000	1,864,250
Series 2014-1A, Class D, 3.41%, 4/18/25 (a)(b)		850	800,020
Series 2014-2A, Class B1L, 3.73%, 5/26/26 (a)(b)		2,585	2,455,029

Asset-Backed Securities	Par (000)	Value
Cayman Islands (concluded)
ECP CLO Ltd.:
Series 2008-1A, Class A2, 3.23%, 3/17/22 (a)(b)	USD 3,250	$3,250,000
Series 2013-5A, Class C, 3.73%, 1/20/25 (a)(b)	1,750	1,689,557
Flatiron CLO Ltd.:
Series 2013-1A, Class A1, 1.64%, 1/17/26 (a)(b)	3,205	3,197,407
Series 2013-1A, Class C, 3.84%, 1/17/26 (a)(b)	3,000	2,901,498
Galaxy XII CLO Ltd., Series 2012-12A, Class B, 2.84%, 5/19/23 (a)(b)	1,895	1,905,049
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.84%, 4/15/25 (a)(b)	1,000	974,670
ING IM CLO Ltd.:
Series 2012-1RA, Class CR, 3.93%, 3/14/22 (a)(b)	2,350	2,335,630
Series 2012-3A, Class D, 4.98%, 10/15/22 (a)(b)	2,321	2,327,397
JFIN CLO Ltd., Series 2014-1A, Class B1, 2.23%, 4/21/25 (a)(b)	2,665	2,618,872
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.38%, 7/15/25 (a)(b)	1,640	1,617,266
LCM LP:
Series -10AR, Class CR, 3.08%, 4/15/22 (a)(b)	645	643,387
Series -10AR, Class DR, 3.98%, 4/15/22 (a)(b)	2,000	1,995,000
LCM V Ltd., Series -5A, Class C, 0.90%, 3/21/19 (a)(b)	3,000	2,853,852
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.48%, 1/20/25 (a)(b)	1,330	1,335,236
Madison Park Funding XI Ltd., Series 2013-11A, Class C, 3.05%, 10/23/25 (a)(b)	2,680	2,639,939
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.40%, 7/22/24 (a)(b)	2,320	2,288,471
Neuberger Berman CLO Ltd., Series 2012-12A, Class D, 5.74%, 7/25/23 (a)(b)	2,000	2,005,288
Oaktree CLO Ltd., Series 2014-1A, Class A2A, 2.29%, 2/13/25 (a)(b)	5,470	5,444,379
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 3.93%, 5/05/23 (a)(b)	5,000	5,000,000
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)	16,295	16,295,000
Series 2014-1A, Class C, 3.08%, 4/15/26 (a)(b)	4,075	4,020,313
Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)	2,500	2,417,375
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.44%, 10/25/25 (a)(b)	1,000	955,391
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 3.94%, 12/16/24 (a)(b)	2,250	2,202,529
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.74%, 5/15/23 (a)(b)	3,200	3,208,563
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.65%, 11/20/23 (a)(b)	3,350	3,338,848
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.57%, 1/22/25 (a)(b)	725	719,547
OZLM Funding Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)	1,000	939,507
Palmer Square CLO Ltd.:
Series 2014-1A, Class B, 2.77%, 10/17/22 (a)(b)	2,005	1,972,920

20	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Cayman Islands (concluded)
Series 2014-1A, Class C, 4.07%, 10/17/22 (a)(b)	USD	1,215	$1,215,000
Series 2014-1A, Class D, 5.97%, 10/17/22 (a)(b)		975	975,000
Sudbury Mill CLO Ltd., Series 2013-1A, Class C, 3.24%, 1/17/26 (a)(b)		2,500	2,485,240
Symphony CLO VIII LP, Series 2012-8A, Class B, 2.73%, 1/09/23 (a)(b)		4,050	4,049,992
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.24%, 1/17/25 (a)(b)		1,750	1,739,971
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.73%, 7/15/25 (a)(b)		1,000	967,835
Venture CDO Ltd., Series 2014-17A, Class C, 3.07%, 7/15/26 (a)(b)		1,775	1,724,057
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 2.99%, 4/15/26 (a)(b)		1,750	1,708,985
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.68%, 4/20/26 (a)(b)		1,640	1,568,168
Waterfront CLO Ltd., Series 2007-1A, Class B, 1.18%, 8/02/20 (a)(b)		3,500	3,326,123
West CLO Ltd., Series 2012-1A, Class C, 4.99%, 10/30/23 (a)(b)		1,112	1,117,981

			179,150,929
Ireland — 1.1%
Cordatus, Series 2014-3X, Class A1 1.85%, 7/08/27	EUR	21,280	29,375,139
St. Pauls CLO, Series 2014-4X, Class A1 1.85%, 4/25/28		25,750	35,627,742

			65,002,881
Italy — 1.2%
Arianna SPV Srl:
Series 2014-1, Class A 3.60%, 10/20/30		30,173	43,133,018
Series 2014-1, Class B 5.50%, 10/20/30		5,200	7,526,582
Berica PMI Srl, Series 2013-1, Class A1X, 2.69%, 2/16/18		7,404	10,428,798
Colombo Srl, Series 2014-1, Class B 0.77%, 8/28/26		7,542	10,149,473

			71,237,871
Netherlands — 0.9%
Jubilee CDO BV, Series 2014-VIII-X, Class Sub 5.39%, 1/15/24		11,440	8,411,765
North Westerly CLO BV:
Series IV-X, Class A-1, 1.00%, 1/15/26		25,100	34,735,363
Series IV-X, Class A-1, 1.87%, 1/15/26		6,166	7,870,033

			51,017,161
Portugal — 0.7%
Volta Electricity Receivables, Series 2014-2, Class Senior Note 2.98%, 2/16/21		30,100	41,816,695
United Kingdom — 0.1%
Ludgate Funding PLC, Series 2007-1, Class A1A, 0.59%, 1/01/61	GBP	1,190	6,248,566
United States — 0.6%
ACAS CLO Ltd., Series 2007-1A, Class A1S, 0.44%, 4/20/21 (a)(b)	USD	3,962	3,910,835
Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.32%, 3/25/37 (b)		11,073	9,202,637
ING Investment Management Co., Series 2013-3A, Class B, 2.94%, 1/18/26 (a)(b)		2,520	2,471,639

Asset-Backed Securities	Par (000)		Value
United States (concluded)
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)	USD	1,550	$1,499,253
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		9,870	10,557,011
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		5,640	5,427,992

			33,069,367
Total Asset-Backed Securities — 7.7%			447,543,470

Common Stocks	Shares
Australia — 0.0%
Fortescue Metals Group Ltd.		600,000	2,814,861
Denmark — 0.3%
Volkswagen AG, Preference Shares		57,769	15,556,275
Marshall Islands — 0.1%
Tanker Investments Ltd. (c)		294,558	3,456,323
Netherlands — 0.2%
LyondellBasell Industries NV, Class A		37,600	3,478,000
NXP Semiconductor NV		132,315	7,888,620

			11,366,620
Sweden — 0.1%
Telefonaktiebolaget LM Ericsson — ADR		353,850	4,242,661
Switzerland — 0.0%
Transocean Ltd.		30,195	1,300,499
United Kingdom — 0.2%
Avance Gas Holding Ltd. (c)		171,875	3,715,482
Barclays PLC		1,885,876	8,030,290
International Consolidated Airlines Group (c)		214,102	1,460,773

			13,206,545
United States — 1.5%
Apple, Inc.		25,531	15,065,588
Beazer Homes USA, Inc.		23,500	445,560
CBS Outdoor Americas, Inc.		23,119	677,387
Comcast Corp., Class A		333,600	17,267,136
CSX Corp.		271,185	7,652,841
D.R. Horton, Inc.		18,800	418,864
Deere & Co.		8,650	807,391
EMC Corp.		396,683	10,234,421
Ford Motor Co.		97,650	1,577,047
Gannett Co., Inc.		94,320	2,562,674
General Electric Co.		524,190	14,095,469
KB Home		56,400	931,164
Oracle Corp.		210,015	8,585,413
Pulte Group, Inc.		23,500	432,165
Tesoro Corp.		9,400	529,126
Time Warner Cable, Inc.		16,900	2,390,674
Vantage Drilling Co.		470,000	784,900
The Western Union Co.		261,345	4,147,545

			88,605,365
Total Common Stocks — 2.4%			140,549,149

BLACKROCK FUNDS	APRIL 30, 2014	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Australia — 0.6%
FMG Resources August 2006 Pty Ltd.:
6.00%, 4/01/17 (a)	USD	1,880	$1,978,700
8.25%, 11/01/19 (a)		1,880	2,077,400
6.88%, 4/01/22 (a)		940	1,005,800
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)		4,814	5,006,197
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		11,066	11,425,551
Series 2013-1, Class D, 8.50%, 10/23/16 (a)		10,041	10,356,073
Westpac Banking Corp., 2.25%, 7/30/18		1,705	1,705,000

			33,554,721
Barbados — 0.1%
Columbus International, Inc., 7.38%, 3/30/21 (a)		7,265	7,591,925
Brazil — 0.7%
Petrobras Global Finance BV:
4.88%, 3/17/20		8,050	8,166,137
5.38%, 10/01/29	GBP	2,405	3,649,609
6.63%, 1/16/34		6,460	10,854,107
7.25%, 3/17/44	USD	14,735	15,832,669

			38,502,522
Canada — 0.6%
Air Canada, 6.75%, 10/01/19 (a)		8,000	8,620,000
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		2,000	2,055,000
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	3,121,369
Barrick Gold Corp.:
3.85%, 4/01/22		7,999	7,708,836
4.10%, 5/01/23		14,971	14,577,847

			36,083,052
Chile — 0.0%
VTR Finance BV, 6.88%, 1/15/24 (a)		2,866	2,986,633
China — 0.1%
Lenovo Group Ltd., 4.70%, 5/08/19		6,355	6,482,418
Czech Republic — 0.2%
CE Energy AS, 7.00%, 2/01/21	EUR	5,565	8,070,331
RPG Byty Sro, 6.75%, 5/01/20		952	1,380,189

			9,450,520
Denmark — 2.7%
Bayerische Landesbank, 4.50%, 2/07/19 (b)		3,950	5,067,925
Commerzbank AG:
7.75%, 3/16/21		14,400	24,299,401
8.13%, 9/19/23 (a)	USD	7,614	8,889,345
Fresenius Finance BV, 3.00%, 2/01/21	EUR	17,980	25,479,566
FTE Verwaltungs GmbH, 9.00%, 7/15/20		4,980	7,686,251
HSH Nordbank AG:
1.09%, 2/14/17 (b)		5,423	6,301,002
1.13%, 2/14/17 (b)		9,248	10,745,283
Volkswagen International Finance NV:
5.50%, 11/09/15 (d)		39,000	64,089,206
5.50%, 11/09/15 (a)(d)		4,200	6,964,553

			159,522,532
Finland — 0.2%
Citycon Oyj, 3.75%, 6/24/20		6,380	9,341,991
France — 3.9%
3AB Optique Developpement SAS, 5.63%, 4/15/19		6,360	8,801,475

Corporate Bonds	Par (000)		Value
France (concluded)
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	2,790	$2,856,263
6.75%, 11/15/20 (a)		5,790	6,079,500
BPCE SA:
5.70%, 10/22/23 (a)		28,805	30,501,326
4.00%, 4/15/24		7,385	7,383,375
5.15%, 7/21/24 (a)		22,184	22,556,447
5.25%, 4/16/29	GBP	11,100	18,731,320
Credit Agricole SA, 3.88%, 4/15/24 (a)	USD	19,025	18,880,848
Electricite de France, 6.00%, 1/22/99 (a)		15,000	16,354,035
GELF Bond Issuer I SA, 3.13%, 4/03/18	EUR	5,170	7,501,263
Imerys SA, 2.70%, 11/26/20		6,200	8,787,227
Kerneos Tech Group SAS:
5.05%, 3/01/21 (b)		2,336	3,274,872
5.75%, 3/01/21		3,048	4,350,208
Lion/Seneca France 2, 7.88%, 4/15/19		9,210	12,649,695
Numericable Group SA:
4.88%, 5/15/19 (a)	USD	14,895	15,043,950
5.38%, 5/15/22	EUR	1,500	2,156,458
6.00%, 5/15/22 (a)	USD	5,455	5,584,556
5.63%, 5/15/24	EUR	4,530	6,528,278
6.25%, 5/15/24 (a)	USD	4,305	4,407,244
Plastic Omnium SA, 2.88%, 5/29/20	EUR	13,300	18,803,964
SGD Group SAS, 5.63%, 5/15/19		2,310	3,236,820

			224,469,124
Hong Kong — 0.7%
Aia Group Ltd.:
2.25%, 3/11/19 (a)	USD	6,685	6,614,854
4.88%, 3/11/44 (a)		32,430	33,172,388

			39,787,242
Ireland — 1.9%
AIB Mortgage Bank:
4.88%, 6/29/17	EUR	5,586	8,628,510
2.63%, 7/28/17		1,390	1,992,968
Allied Irish Banks PLC, 2.75%, 4/16/19		20,375	28,283,598
Bank of Ireland, 3.25%, 1/15/19		31,467	45,018,415
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20		2,750	4,225,248
CRH Finance Ltd., 3.13%, 4/03/23		2,675	3,924,917
DEPFA Bank PLC, 1.00%, 12/15/15 (b)		14,007	18,072,295

			110,145,951
Italy — 8.3%
A2A SpA, 4.38%, 1/10/21		3,000	4,671,901
ACEA SpA, 3.75%, 9/12/18		6,300	9,521,233
Assicurazioni Generali SpA, 2.88%, 1/14/20		6,965	10,107,560
Astaldi SpA, 7.13%, 12/01/20		6,577	9,871,431
Banca Monte dei Paschi di Siena SpA:
4.88%, 9/15/16		5,122	7,673,535
2.88%, 4/16/21		19,675	27,490,681
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18		21,250	31,120,991
Banco Popolare SC, 3.50%, 3/14/19		12,075	17,150,923
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		10,725	14,895,966
Credito Emiliano SpA, 3.25%, 7/09/20		3,560	5,336,419
Enel Finance International NV, 4.88%, 4/17/23		616	1,009,435
FGA Capital Ireland PLC, 2.63%, 4/17/19		6,950	9,704,738
Intesa Sanpaolo SpA:
3.50%, 1/17/22		10,630	15,632,589
3.25%, 2/10/26		10,400	15,195,716
IVS F. SpA, 7.13%, 4/01/20		955	1,417,661

22	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Italy (concluded)
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	2,205	$2,386,913
7.38%, 7/15/39 (a)		8,350	8,433,500
6.25%, 1/15/40 (a)		9,890	9,148,250
Mediobanca SpA:
2.25%, 3/18/19	EUR	14,625	20,587,609
3.63%, 10/17/23		11,905	17,982,991
Snai SpA, 7.63%, 6/15/18		2,475	3,686,919
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,733	6,800,330
6.00%, 9/30/34		5,657	5,459,005
7.72%, 6/04/38		3,875	4,243,125
Telecom Italia Finance SA:
6.13%, 11/15/16 (d)	EUR	33,600	58,455,050
7.75%, 1/24/33		6,360	11,199,706
Telecom Italia SpA:
4.50%, 1/25/21		14,755	21,626,105
5.88%, 5/19/23	GBP	5,650	9,907,974
UniCredit SpA:
3.25%, 1/14/21	EUR	22,694	32,887,094
6.95%, 10/31/22		2,920	4,754,844
5.90%, 10/28/25 (b)		23,290	35,420,962
Unione di Banche Italiane SCpA, 2.88%, 2/18/19		15,000	21,605,473
Unione di Banche Italiane SCPA:
3.13%, 10/14/20		7,715	11,438,333
3.13%, 2/05/24		9,530	13,878,195

			480,703,157
Jamaica — 0.0%
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	2,735	2,769,187
Jersey — 0.1%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,570	5,092,847
Luxembourg — 1.0%
Aguila 3 SA, 7.88%, 1/31/18 (a)	USD	3,310	3,504,463
Altice Financing SA, 6.50%, 1/15/22 (a)		3,975	4,163,813
Altice SA:
7.25%, 5/15/22	EUR	13,740	19,846,180
7.75%, 5/15/22 (a)	USD	4,405	4,592,213
BMBG Bond Finance SCA, 5.33%, 10/15/20 (b)	EUR	4,605	6,456,775
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		1,690	2,328,064
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		8,770	13,718,334
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		1,343	2,000,712

			56,610,554
Macau — 0.0%
Wynn Macau Ltd., 5.25%, 10/15/21 (a)	USD	2,335	2,370,025
Mexico — 0.7%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24 (a)(b)		13,740	14,272,425
Cemex Finance LLC:
5.25%, 4/01/21	EUR	16,502	23,523,592
6.00%, 4/01/24 (a)	USD	3,570	3,574,463

			41,370,480
Netherlands — 1.2%
Achmea BV, 6.00%, 4/04/43 (b)	EUR	5,318	8,443,520
Achmea Hypotheekbank NV, 2.75%, 2/18/21		8,100	11,500,247
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 5.75%, 12/01/43	USD	20,525	22,920,021

Corporate Bonds	Par (000)		Value
Netherlands (concluded)
ING Bank NV, 5.80%, 9/25/23 (a)	USD	8,830	$9,681,035
IVG Finance BV, 1.75%, 3/29/17 (d)	EUR	3,500	3,933,130
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)	USD	7,610	7,600,487
TMF Group Holding BV, 9.88%, 12/01/19	EUR	2,510	3,865,637

			67,944,077
Poland — 0.2%
Play Finance 1 SA, 6.50%, 8/01/19		5,065	7,466,097
Play Finance 2 SA, 5.25%, 2/01/19		3,490	4,999,202

			12,465,299
Portugal — 0.5%
Caixa Geral de Depositos SA:
5.63%, 12/04/15		1,600	2,357,558
3.00%, 1/15/19		8,400	12,201,443
Galp Energia SGPS SA, 4.13%, 1/25/19		9,500	13,955,431

			28,514,432
Singapore — 0.2%
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24 (a)(b)	USD	14,290	14,228,582
Spain — 5.6%
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	3,430	4,806,188
AyT Cedulas Cajas Global:
4.00%, 3/21/17		5,400	7,998,113
4.25%, 6/14/18		3,500	5,257,157
4.00%, 3/24/21		4,200	6,262,982
4.75%, 5/25/27		800	1,202,078
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		2,000	2,839,279
AyT Cedulas Cajas X Fondo de Titulizacion: 0.36%, 6/30/15 (b)		1,100	1,511,343
3.75%, 6/30/25		7,200	9,942,693
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 6/15/16		6,000	8,933,374
Banco Bilbao Vizcaya Argentaria SA, 7.25%, 12/29/49 (b)		11,400	16,389,082
Banco Mare Nostrum SA, 3.13%, 1/21/19		14,800	21,492,154
Banco Popular Espanol SA, 2.13%, 10/08/19		18,500	25,810,683
Banco Santander SA, 6.25%, 12/31/49 (b)		5,800	8,117,023
Bankia SA, 3.50%, 1/17/19		37,600	54,129,394
Bilbao Luxembourg SA, 10.50% (10.50% Cashor 11.25% PIK), 12/01/18 (e)		605	879,382
BPE Financiaciones SA:
2.88%, 5/19/16		16,200	22,907,672
2.50%, 2/01/17		19,300	27,028,404
CaixaBank SA:
4.50%, 11/22/16 (d)		12,000	17,607,103
3.13%, 5/14/18		3,900	5,735,705
Caja Rural de Navarra, Sociedad Cooperativa de
Crédito Ltd., 2.88%, 6/11/18		6,000	8,779,412
Cedulas TDA, 4.25%, 3/28/27		1,400	2,022,569
Cedulas TDA 1 Fondo de Titulizacion de Activos, 0.39%, 4/08/16 (b)		800	1,092,073
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		9,900	13,990,727
4.25%, 4/10/31		10,100	14,068,342
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		8,070	11,643,729
Grupo Antolin Dutch BV, 4.50%, 4/01/21		1,509	2,130,144
Kutxabank SA, 3.00%, 2/01/17		1,500	2,193,242
Repsol International Finance BV, 3.63%, 10/07/21		11,100	16,874,094
Telefonica Emisiones SAU, 3.19%, 4/27/18	USD	2,500	2,590,990

			324,235,131

BLACKROCK FUNDS	APRIL 30, 2014	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Sweden — 0.1%
SAS AB, 7.50%, 4/01/15 (d)	SEK	17,000	$2,692,935
Scandinavian Airlines System Denmark-Norway- Sweden, 9.65%, 6/16/14	EUR	500	700,610

			3,393,545
Switzerland — 0.7%
Credit Suisse AG, 5.75%, 9/18/25 (b)		8,460	13,028,024
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		4,456	6,646,908
Tyco Electronics Group SA, 2.38%, 12/17/18	USD	1,585	1,576,666
UBS AG:
4.88%, 5/22/23 (b)		3,340	3,427,675
4.75%, 2/12/26 (b)	EUR	11,150	16,195,963

			40,875,236
United Arab Emirates — 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, 5.25%, 5/30/23 (a)	USD	8,700	9,113,250
United Kingdom — 4.5%
AA Bond Co. Ltd.:
9.50%, 7/31/19	GBP	2,430	4,615,639
6.27%, 7/31/25		7,055	13,482,619
3.85%, 7/31/43		5,150	8,719,560
Annington Finance No. 4 PLC, 1.49%, 1/10/23 (b)		1,409	2,358,345
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (e)		1,095	2,403,622
Barclays Bank PLC, 7.63%, 11/21/22	USD	3,169	3,598,796
BAT International Finance PLC, 4.00%, 9/04/26	GBP	7,375	12,509,162
Enterprise Funding Ltd., 3.50%, 9/10/20 (d)		3,000	5,351,355
Enterprise Inns PLC, 6.50%, 12/06/18		1,000	1,793,915
House of Fraser Funding PLC, 8.88%, 8/15/18		1,486	2,709,665
IDH Finance PLC, 6.00%, 12/01/18		4,790	8,441,216
International Consolidated Airlines Group SA, 1.75%, 5/31/18 (d)	EUR	5,000	9,304,245
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	3,520	6,709,325
Lloyds Banking Group PLC, 6.38%, 6/27/49 (b)	EUR	15,614	22,203,593
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	1,060	1,821,300
Nationwide Building Society, 6.88%, 12/31/49 (b)		4,800	8,276,493
Phosphorus Holdco PLC, 10.00% (10.00% Cash or 10.50% PIK), 4/01/19 (e)		7,700	11,798,054
Premier Foods Finance PLC, 6.50%, 3/15/21		1,350	2,336,539
Priory Group No. 3 PLC, 7.00%, 2/15/18		2,244	3,997,131
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 6/30/22		998	1,768,710
Series A6, 5.94%, 12/30/24		3,963	6,640,910
Series A7, 4.77%, 6/30/33		3,065	5,019,207
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	USD	17,683	18,472,900
SABMiller Holdings, Inc., 2.20%, 8/01/18 (a)		2,670	2,675,273
Santander UK PLC, 5.00%, 11/07/23 (a)		31,810	33,589,006
Stonegate Pub Co Financing PLC, 5.27%, 4/15/19 (b)	GBP	2,200	3,770,177
Together Housing Finance PLC, 4.50%, 12/17/42		940	1,588,675
The Unique Pub Finance Co. PLC: 7.40%, 3/28/24		3,366	5,825,202
Series 2012-02, Class A4, 5.66%, 6/30/27		11,061	18,723,567
Series 2012-99, Class A3, 6.54%, 3/30/21		3,694	6,565,120
Vougeot Bidco PLC, 7.88%, 7/15/20		6,659	12,256,889
Voyage Care BondCo PLC:
6.50%, 8/01/18		1,230	2,164,982
11.00%, 2/01/19		5,000	9,243,941

Corporate Bonds	Par (000)		Value
United Kingdom (concluded)
WM Treasury PLC, 4.63%, 12/03/42	GBP	865	$1,476,027

			262,211,160
United States — 21.2%
Actavis, Inc., 3.25%, 10/01/22	USD	8,850	8,578,225
The ADT Corp., 4.13%, 4/15/19		3,750	3,740,625
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (a)		7,331	7,605,913
Aetna, Inc., 4.75%, 3/15/44		5,250	5,452,997
Aircastle Ltd.:
6.25%, 12/01/19		2,455	2,645,263
7.63%, 4/15/20		1,000	1,146,250
Ally Financial, Inc., 8.00%, 11/01/31		2,441	3,002,430
American Airlines Pass-Through Trust: 6.98%, 5/23/21		14,927	15,710,591
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,965,340
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		33,510	34,724,737
American Capital Ltd., 6.50%, 9/15/18 (a)		10,775	11,448,437
American Tower Corp., 3.40%, 2/15/19		2,320	2,392,205
Amphenol Corp., 2.55%, 1/30/19		5,060	5,119,799
Anadarko Petroleum Corp., 4.73%, 10/10/36 (f)		91,630	32,070,500
Apple, Inc., 3.45%, 5/06/24		5,385	5,394,575
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 4.60%, 2/06/24 (a)		7,500	7,616,647
Bank of America Corp.:
4.13%, 1/22/24		10,000	10,141,390
4.00%, 4/01/24		27,925	28,065,686
5.00%, 1/21/44		15,000	15,517,995
Beazer Homes USA, Inc., 5.75%, 6/15/19 (a)		3,750	3,703,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS, 6.00%, 6/15/17 (a)		2,995	3,084,850
Blackstone CQP Holdco LP, 9.30%, 3/31/19		6,398	6,398,000
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		2,220	2,325,450
Brocade Communications Systems. Inc., 4.63%, 1/15/23		2,100	2,021,250
Burlington Northern Santa Fe LLC:
3.75%, 4/01/24		5,135	5,240,971
4.90%, 4/01/44		24,665	26,220,301
Capital One Financial Corp., 2.45%, 4/24/19		5,600	5,612,701
Ceridian Corp., 8.88%, 7/15/19 (a)		3,252	3,703,215
CF Industries, Inc., 5.15%, 3/15/34		12,050	12,615,796
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19 (a)		3,419	3,743,805
8.25%, 6/15/21 (a)		5,640	6,337,950
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (a)		2,298	2,381,303
Citigroup, Inc.:
2.55%, 4/08/19		7,500	7,496,250
6.75%, 12/29/49 (b)		45,000	44,831,250
Citrix Systems ,Inc., 0.50%, 4/15/19 (a)(d)		5,065	5,058,669
CNH Capital LLC:
3.25%, 2/01/17		6,700	6,834,000
3.63%, 4/15/18		2,500	2,546,875
Comcast Corp., 4.75%, 3/01/44		35,315	36,809,460
CONSOL Energy, Inc., 5.88%, 4/15/22 (a)		3,208	3,304,240
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,721	2,768,469
Series 2012-2, Class B, 5.50%, 4/29/22		951	1,003,412
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,792,500
COX Communications, Inc., 4.50%, 6/30/43 (a)		10,000	9,307,870

24	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/01/24	USD	10,000	$10,145,410
DR Horton, Inc., 3.75%, 3/01/19		3,175	3,167,063
Duke Energy Corp., 3.75%, 4/15/24		7,390	7,495,492
Endo Finance Co., 5.75%, 1/15/22 (a)		3,651	3,769,657
Energy Transfer Partners LP:
4.15%, 10/01/20		38,136	39,839,650
4.90%, 2/01/24		14,230	15,096,820
Exelon Generation Co. LLC, 5.75%, 10/01/41		5,417	5,907,444
FedEx Corp., 4.00%, 1/15/24		5,000	5,159,025
Fidelity National Information Services, Inc., 5.00%, 3/15/22		3,875	4,056,679
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		7,000	7,192,500
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		6,330	6,420,747
Forest Laboratories, Inc.:
4.38%, 2/01/19 (a)		2,836	3,016,795
5.00%, 12/15/21 (a)		2,623	2,803,331
General Electric Capital Corp., 1.63%, 4/02/18		11,975	11,975,000
General Motors Co.:
4.88%, 10/02/23 (a)		2,755	2,847,981
6.25%, 10/02/43 (a)		8,010	8,770,950
General Motors Financial Co., Inc.:
4.75%, 8/15/17		7,500	8,025,000
3.25%, 5/15/18		6,000	6,060,000
Genworth Holdings, Inc.:
7.20%, 2/15/21		14,408	17,523,399
4.80%, 2/15/24		7,750	8,216,473
The Goldman Sachs Group, Inc.:
1.83%, 11/29/23 (b)		40,000	40,886,840
4.25%, 1/29/26		17,573	29,971,187
6.75%, 10/01/37		940	1,081,231
5.70%, 12/29/49 (b)		4,700	4,799,875
Google, Inc., 3.38%, 2/25/24		25,495	25,850,579
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (a)		4,900	5,047,000
HD Supply, Inc.:
8.13%, 4/15/19		1,663	1,841,773
11.00%, 4/15/20		2,620	3,091,600
7.50%, 7/15/20		1,999	2,163,917
Hewlett-Packard Co., 2.75%, 1/14/19		17,569	17,855,129
Hospira, Inc.:
5.20%, 8/12/20		7,720	8,357,448
5.80%, 8/12/23		7,000	7,723,317
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19 (a)		4,942	5,009,953
6.00%, 8/01/20 (a)		3,924	4,139,820
5.88%, 2/01/22 (a)		2,186	2,218,790
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19 (a)		682	693,835
Jabil Circuit, Inc., 5.63%, 12/15/20		5,430	5,742,225
Kinder Morgan Energy Partners LP, 2.65%, 11/15/23		1,230	1,236,492
Level 3 Financing, Inc.:
8.13%, 7/01/19		3,320	3,631,250
6.13%, 1/15/21 (a)		6,108	6,413,400
LyondellBasell Industries NV, 5.00%, 4/15/19		5,250	5,885,197
MasterCard, Inc., 3.38%, 4/01/24		22,125	22,193,610
MGIC Investment Corp., 2.00%, 4/01/20 (d)		5,800	8,272,250
Morgan Stanley:
2.38%, 3/31/21	EUR	30,400	42,752,741
5.45%, 12/29/49 (b)	USD	30,090	30,353,287
Norfolk Southern Corp., 4.80%, 8/15/43		2,230	2,363,071
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)		8,970	8,846,214

Corporate Bonds	Par (000)		Value
United States (continued)
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	USD	2,454	$2,472,405
Pitney Bowes, Inc., 4.63%, 3/15/24		5,580	5,613,195
QVC, Inc.:
3.13%, 4/01/19 (a)		3,420	3,439,159
4.85%, 4/01/24 (a)		21,345	21,870,535
Radian Group, Inc., 2.25%, 3/01/19 (d)		3,075	4,447,219
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		2,350	2,376,437
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		4,500	4,612,500
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		2,135	2,204,387
6.25%, 3/15/22 (a)		2,628	2,756,115
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	3,058,050
Safeway, Inc., 3.95%, 8/15/20		10,347	10,501,501
Seagate HDD Cayman:
3.75%, 11/15/18 (a)		10,050	10,401,750
4.75%, 6/01/23 (a)		4,125	4,130,156
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		2,339	2,850,656
Sprint Corp.:
7.88%, 9/15/23 (a)		8,830	9,735,075
7.13%, 6/15/24 (a)		2,655	2,787,750
Tenet Healthcare Corp.:
5.00%, 3/01/19 (a)		1,812	1,816,530
6.00%, 10/01/20 (a)		3,227	3,388,350
8.13%, 4/01/22		5,385	5,977,350
TIBCO Software, Inc., 2.25%, 5/01/32 (d)		3,890	3,897,294
Time Warner Cable, Inc.:
6.75%, 6/15/39		2,300	2,914,365
4.50%, 9/15/42		45,500	44,044,455
Time Warner Entertainment Co. LP, 8.38%, 7/15/33		4,590	6,632,105
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,690	2,905,200
6.73%, 4/28/22		2,575	2,777,781
6.50%, 1/15/24		2,310	2,422,613
Transocean, Inc.:
6.00%, 3/15/18		11,300	12,618,292
6.50%, 11/15/20		300	339,023
6.38%, 12/15/21		850	960,600
TRW Automotive, Inc., 4.45%, 12/01/23 (a)		3,750	3,825,000
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		927	1,037,821
Series 2012-2, Class B, 6.75%, 12/03/22		2,988	3,234,821
Series 2012-2, Class C, 5.45%, 6/03/18		12,800	13,152,000
Series 2013-1, Class B, 5.38%, 5/15/23		7,000	7,175,000
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		1,882	1,980,805
United Airlines Pass-Through Trust, 4.30%, 2/15/27		5,950	6,128,500
United Continental Holdings, Inc., 6.00%, 12/01/20		5,280	5,478,000
United Rentals North America, Inc., 5.75%, 11/15/24		2,157	2,237,887
Valeant Pharmaceuticals International, 6.75%, 8/15/18 (a)		3,664	3,966,280
Verizon Communications, Inc.:
5.15%, 9/15/23		1,840	2,028,298
4.15%, 3/15/24		18,425	18,877,794
3.85%, 11/01/42		4,500	3,883,356
6.55%, 9/15/43		28,044	34,592,106
Virginia Electric and Power Co.:
3.45%, 2/15/24		7,580	7,656,505
4.45%, 2/15/44		7,895	8,158,859

BLACKROCK FUNDS	APRIL 30, 2014	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Wells Fargo & Co., 2.13%, 4/22/19	USD	5,640	$5,604,248
Whiting Petroleum Corp., 5.00%, 3/15/19		3,406	3,584,815
Williams Partners LP, 4.50%, 11/15/23		6,780	7,063,933
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		6,189	6,560,340
WM Wrigley Jr. Co., 2.90%, 10/21/19 (a)		3,860	3,921,548
Xilinx, Inc., 3.00%, 3/15/21		3,850	3,867,090

			1,235,358,618
Total Corporate Bonds — 56.1%			3,265,174,211

Floating Rate Loan Interests
Australia — 0.0%
FMG Resources August 2006 Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19		699	698,208
Canada — 0.0%
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		131	129,615
Cayman Islands — 0.0%
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		450	447,611
Denmark — 1.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A Loan, 3.81%, 12/10/18	EUR	14,100	19,558,860
Facility B Loan, 4.06%, 12/10/19		15,100	21,037,979
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Term D Loan, 3.58%, 6/30/16		14,741	20,450,915

			61,047,754
France — 0.3%
YPSO Holding SA, Term B-1 Laon, 4.50%, 4/23/20		12,280	16,992,671
Luxembourg — 0.2%
AWAS Finance Luxembourg SA, Term Loan, 3.50%, 7/16/18	USD	1,599	1,595,293
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,196	1,194,446
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		3,540	3,509,025
Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19		864	860,844
Oxea Finance & Cy SCA (Oxea Finance LLC): Term Loan (Second Lien), 8.25%, 7/15/20		320	324,800
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		2,637	2,633,454

			10,117,862
Netherlands — 1.4%
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		758	751,766
Hellios BV:
Facility A (Second Lien), 8.00%, 3/31/21		10,000	10,025,000
Facility B (Second Lien), 8.00%, 3/31/21	EUR	2,000	2,789,734
Facility D2, 4.55%, 9/30/20		3,450	4,818,848
Hema Holding BV:
Term B-2 Loan, 4.69%, 12/05/17		10,854	13,890,855
Term C-2 Loan, 4.69%, 12/05/17		3,002	3,842,009
Term D Loan, 6.06%, 1/05/18		7,555	9,040,216
Tronox Pigments BV, New Term Loan, 4.00%, 3/19/20	USD	385	384,848

Floating Rate Loan Interests	Par (000)		Value
Netherlands (concluded)
Ziggo BV:
EUR B1 Facility, 3.50%, 1/15/22	EUR	8,158	$11,156,651
EUR B2 Facility, 3.50%, 1/15/22		5,255	7,187,273
Term B-3 Loan, 3.75%, 1/15/22		8,651	11,831,060
Term B-4 Loan, 3.75%, 1/15/22		6,115	8,362,671

			84,080,931
United Kingdom — 0.5%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	719	712,881
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 6.50%, 3/19/21		1,046	1,036,918
Saga Mid Co. Ltd., Term B Loan, 4.78%, 4/17/20	GBP	14,440	24,325,510
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/07/20	USD	515	511,287

			26,586,596
United States — 3.9%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II US Holdings, LLC), Refinancing Term Loan, 4.00%, 12/13/19		967	963,220
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		2,640	2,637,323
Alcatel-Lucent USA, Inc., US Term Loan, 4.50%, 1/30/19		9,830	9,828,338
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		256	255,382
Alliant Holdings I, LLC, Initial Term Loan, 4.25%, 12/20/19		454	452,880
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,308	1,301,412
American Capital, Ltd. (FKA American Capital Strategies, Ltd.), Term Loan B, 3.50%, 8/22/17		217	216,572
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		1,000	994,281
Ameriforge Group, Inc., Initial Term Loan (First Lien), 5.00%, 12/19/19		202	203,458
Apex Tool Group, LLC, Term Loan, 4.50%, 1/31/20		215	212,497
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA): Dollar Term Loan, 4.25%, 12/17/19		489	487,147
New Term Loan, 4.00%, 12/17/19		4,250	4,232,277
Arysta LifeScience SPC LLC, Initial Term Loan (First Lien), 4.50%, 5/29/20		1,717	1,715,960
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		196	194,040
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		718	718,898
Avago Technologies Ltd., Term Loan, 3.75%, 4/16/21		7,725	7,745,394
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		1,206	1,201,522
Bally Technologies, Inc., Term B Loan, 4.25%, 11/25/20		3,249	3,249,487
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		2,325	2,309,818
Biomet, Inc., Dollar Term B-2 Loan, 3.73%, 7/25/17		1,816	1,817,038
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,413	1,409,867

26	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
United States (continued)
BMC Software Finance, Inc., Initial US Term Loan, 5.00%, 9/10/20	USD	2,863	$2,850,887
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,905	2,904,011
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		4,615	4,612,272
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		2,612	2,617,420
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		20,843	20,894,869
Capsugel Holdings US, Inc., Initial Term Loan, 3.50%, 8/01/18		1,877	1,868,784
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		464	461,804
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		9,035	9,170,525
Ceridian Corp., 2013 New Replacement US Term Loan, 4.40%, 5/09/17		2,169	2,166,457
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		708	706,396
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		7,097	7,121,556
Continental Building Products LLC, First Lien Term Loan, 4.75%, 8/28/20		2,488	2,485,958
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,741	2,741,225
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		933	935,129
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term B Loan, 4.25%, 9/15/17		176	176,308
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,176	1,174,148
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		985	986,231
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		1,915	1,919,988
First Data Corp.:
2018B New Term Loan, 4.15%, 9/24/18		705	703,569
2021 New Dollar Term Loan, 4.15%, 3/24/21		855	852,221
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		1,044	1,042,840
Tranche B5 Term Loan, 5.00%, 1/15/21		1,209	1,214,220
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		8,892	8,874,234
Generac Power Systems, Inc., Term B Loan, 3.25%, 5/29/20		1,326	1,319,743
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		9,070	9,026,373
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		1,414	1,410,309
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		11,873	11,821,551
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		4,920	4,896,089
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		2,918	2,893,996
Interactive Data Corp.:
Refinanced Term Loan, 3.75%, 2/11/18		487	486,053
Term B Loan, 4.75%, 4/23/19		4,850	4,833,849
iStar Financial, Inc., Loan, 4.50%, 10/15/17		219	218,982

Floating Rate Loan Interests	Par (000)		Value
United States (continued)
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21	USD	2,360	$2,344,792
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 3.25%, 5/17/21		3,210	3,177,900
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,688	2,684,394
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		9,755	9,738,709
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		5,387	5,354,666
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		405	405,632
Macdermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		1,141	1,138,875
MGM Resorts International (MGM Grand Detroit, LLC), Term B Loan, 3.50%, 12/20/19		839	833,608
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		1,317	1,315,054
The Neiman Marcus Group LLC, Term Loan, 4.25%, 10/25/20		3,257	3,245,862
NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		178	177,532
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.56%, 9/10/18		415	393,686
Term B757-200 Loan, 1.56%, 9/10/18		413	390,844
Term B757-300 Loan, 2.18%, 3/10/17		451	436,020
Term B757-300 Loan, 2.18%, 3/10/17		449	434,730
Term B757-300 Loan, 1.56%, 3/10/17		410	388,001
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		1,257	1,251,013
Onex Carestream Finance LP:
Term Loan (First Lien 2013), 5.00%, 6/07/19		1,386	1,389,119
Term Loan (Second Lien), 9.50%, 12/07/19		973	991,123
Par Pharmaceutical Co., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		2,288	2,273,949
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		5,404	5,378,749
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		197	197,327
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		1,282	1,277,710
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.25%, 4/29/20		1,363	1,350,582
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		1,119	1,117,506
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 4.40%, 10/10/16		13	13,130
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,390	2,378,955
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	366,300
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		408	395,373
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,517	1,498,004
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,550	1,547,662
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,400	4,381,049
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		970	966,371
Toys ’R’ Us-Delaware, Inc., Term B-3 Loan, 5.25%, 5/25/18		179	147,248

BLACKROCK FUNDS	APRIL 30, 2014	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
United States (concluded)
Travelport LLC (FKA Travelport, Inc.), Term Loan, 6.25%, 6/26/19	USD	4,010	$4,092,901
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		349	348,252
TriNet HR Corp., Tranche B-2 Term Loan, 5.00%, 8/20/20		498	499,679
tw Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.66%, 4/17/20		1,151	1,149,504
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		1,487	1,480,264
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		142	141,823
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,612	2,582,236

			227,210,942
Total Floating Rate Loan Interests — 7.4%			427,312,190

Foreign Agency Obligations
Spain — 0.3%
Autonomous Community of Catalonia, 2.13%, 10/01/14	CHF	2,400	2,725,927
Autonomous Community of Madrid Spain, 3.00%, 7/29/14		180	205,463
Autonomous Community of Valencia Spain:
3.25%, 7/06/15		2,080	2,930,411
4.38%, 7/16/15		4,085	5,847,365
4.00%, 11/02/16		4,450	6,487,184
Total Foreign Agency Obligations — 0.3%			18,196,350

Foreign Government Obligations
Italy — 0.2%
Buoni Poliennali Del Tesoro, 5.50%, 11/01/22	EUR	4,910	8,171,390
Portugal — 0.2%
Republic of Portugal, 3.50%, 3/25/15	USD	11,800	12,021,250
Spain — 1.1%
Kingdom of Spain:
5.50%, 7/30/17	EUR	9,726	15,347,056
3.75%, 10/31/18		772	1,172,384
5.50%, 4/30/21		3,918	6,550,202
5.40%, 1/31/23		25,337	42,136,120

			65,205,762
Total Foreign Government Obligations — 1.5%			85,398,402

Investment Companies		Shares
Consumer Discretionary Select Sector SPDR Fund		51,160	3,266,054
Health Care Select Sector SPDR Fund		61,300	3,562,756
Total Investment Companies — 0.1%			6,828,810

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
United Kingdom — 0.4%
Gemgarto, Series 2012-1, Class A1, 3.47%, 5/14/45 (b)	GBP	265	$460,513
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.45%, 12/20/54 (b)	EUR	3,794	5,225,320
Series 2007-2, Class 3A2, 0.45%, 12/17/54 (b)		4,137	5,707,531
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.15%, 12/22/54 (b)	GBP	890	1,555,314
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 0.41%, 1/15/39 (b)	USD	6,431	5,977,660
Residential Mortgage Securities PLC, Series 2012-26, Class A1, 2.77%, 2/14/41 (b)	GBP	1,031	1,814,034
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.87%, 6/21/55 (b)		557	953,624

			21,693,996
Commercial Mortgage-Backed Securities — 0.5%
Ireland — 0.1%
German Residential Funding PLC, Series 2013-1, Class E, 4.44%, 8/27/24	EUR	3,762	5,436,265

			5,436,265
United States — 0.4%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 4/15/37	USD	1,000	1,014,837
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		4,673	4,781,783
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ, 5.48%, 2/15/40		11,270	11,716,720
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		5,211	5,446,563

			22,959,903
Total Non-Agency Mortgage-Backed Securities — 0.9%			50,090,164

Preferred Securities
Capital Trusts
Belgium — 0.1%
Solvay Finance SA, 4.40% (b)(g)	EUR	3,060	4,340,420
France — 1.0%
Credit Agricole SA, 7.88% (a)(b)(g)	USD	17,820	19,172,538
Electricite de France:
5.00% (b)(g)	EUR	7,700	11,250,781
5.88% (b)(g)	GBP	7,300	12,691,314
Societe Generale SA, 7.88% (a)(b)(g)	USD	17,242	18,024,787

			61,139,420
Italy — 0.6%
Enel SpA:
8.75%, 9/24/73 (a)(b)		11,375	13,109,687
5.00%, 1/15/75 (b)	EUR	5,685	8,250,269
6.63%, 9/15/76 (b)	GBP	8,015	14,192,161

			35,552,117

28	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (b)(g)	USD	13,600	$15,028,000
Banco Popular Espanol SA, 11.50% (b)(g)	EUR	11,000	17,878,663

			32,906,663
Switzerland — 0.4%
Credit Suisse Group AG:
7.50% (a)(b)(g)	USD	15,349	16,672,851
7.50% (b)(g)		7,634	8,292,433

			24,965,284
United Kingdom — 0.7%
Barclays Bank PLC:
4.75% (b)(g)	EUR	3,140	4,053,946
8.00% (b)(g)		12,785	18,890,405
8.25% (b)(g)		10,230	10,894,950
HBOS Capital Funding LP, 6.85% (g)	USD	4,341	4,364,875
Royal Bank of Scotland Capital Trust, 6.80% (g)		470	465,300

			38,669,476
United States — 1.5%
Bank of America Corp., 5.20% (b)(g)		3,550	3,337,000
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		1,750	1,653,750
ING U.S., Inc., 5.65%, 5/15/53 (b)		46,090	46,085,391
JPMorgan Chase & Co.:
5.15% (b)(g)		12,300	11,638,875
6.75% (b)(g)		9,741	10,325,460
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		4,000	4,160,000
State Street Capital Trust IV, 1.23%, 6/15/37 (b)		13,540	11,272,050

			88,472,526
Total Capital Trusts — 4.9%			286,045,906

Preferred Securities		Shares
Preferred Stocks
Netherlands — 0.1%
RBS Capital Funding Trust V, 5.90% (g)		72,103	1,642,506
RBS Capital Funding Trust VII, Series G, 6.08% (g)		172,301	3,961,200

			5,603,706
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC, 6.13% (g)		19,117	427,838
Royal Bank of Scotland Group PLC, 6.60% (g)		95,580	2,289,141

			2,716,979
United States — 1.3%
The Allstate Corp., 6.63%		1,146,310	29,586,261
Crown Castle International Corp., 4.50%, 11/01/16		40,643	4,057,797
The Goldman Sachs Group, Inc., 5.50% (g)		90,000	2,126,700
The Goldman Sachs Group, Inc., 6.38%		783,000	19,662,077
SCE Trust III, 5.75%		170,000	4,387,700
United Technologies Corp., 7.50%, 8/01/15		105,050	6,948,007
Wells Fargo & Co., 5.85% (g)		275,000	6,971,250

			73,739,792
Total Preferred Stocks — 1.4%			82,060,477
Total Preferred Securities — 6.3%			368,106,383

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 3.75%, 11/15/43	USD	12,006	$12,006,000
U.S. Treasury Notes:
0.38%, 4/30/16		3,030	3,027,397
1.63%, 4/30/19		3,853	3,852,660
2.75%, 11/15/23		1	500
Total U.S. Treasury Obligations — 0.3%			18,886,557
Total Long-Term Investments (Cost — $4,625,270,384) — 83.0%			4,828,085,686

Short-Term Securities
Borrowed Bond Agreements — 23.9%
Barclays Bank PLC, (0.18)%, Open (Purchased on 10/01/13 to be repurchased at EUR 354,888, collateralized by Republic of Portugal, 4.75% due at 6/14/19, original par and fair value of EUR 380,000 and $582,125, respectively)	EUR	359	497,524
Barclays Bank PLC, (0.18)%, Open (Purchased on 9/04/13 to be repurchased at EUR 9,660,115, collateralized by Republic of Portugal, 4.75% due at 6/14/19, original par and fair value of EUR 9,735,000 and $14,913,120, respectively)		9,763	13,544,422
Barclays Bank PLC, (0.11)%, Open (Purchased on 9/04/13 to be repurchased at EUR 6,222,730, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 5,890,000 and $9,056,038, respectively)		6,257	8,680,433
Barclays Bank PLC, (0.06)%, Open (Purchased on 11/19/13 to be repurchased at EUR 30,781,477, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 28,830,000 and $44,326,925, respectively)		30,870	42,826,802
Barclays Bank PLC, (0.05)%, Open (Purchased on 11/25/13 to be repurchased at EUR 15,539,699, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, original par and fair value of EUR 14,745,000 and $22,201,576, respectively)		15,600	21,643,280
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 2,962,475, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 2,680,000 and $4,120,574, respectively)		2,956	4,100,614
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 3,679,428, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, original par and fair value of EUR 3,250,000 and $5,028,302, respectively)		3,657	5,073,527
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 4,586,973, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, original par and fair value of EUR 3,990,000 and $6,134,736, respectively)		4,577	6,349,219

BLACKROCK FUNDS	APRIL 30, 2014	29

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, 0.08%, Open (Purchased on 3/05/14 to be repurchased at EUR 18,627,121, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, original par and fair value of EUR 16,970,000 and $25,603,040, respectively)	EUR	18,522	$25,696,616
Barclays Capital, Inc., (0.75)%, Open (Purchased on 1/14/14 to be repurchased at $19,359,167, collateralized by General Electric Capital Corp., 1.63% due at 4/02/18, original par and fair value of USD 20,000,000 and $19,989,182, respectively)	USD	20,000	20,000,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 12/02/13 to be repurchased at $6,329,196, collateralized by AT&T Inc., 2.63% due at 12/01/22, original par and fair value of USD 7,000,000 and $6,610,569, respectively)		6,388	6,387,500
Barclays Capital, Inc., (0.10)%, Open (Purchased on 2/19/14 to be repurchased at $13,865,471, collateralized by Time Warner Cable, Inc., 4.50% due at 9/15/42, original par and fair value of USD 15,500,000 and $15,004,155, respectively)		14,279	14,279,375
Barclays Capital, Inc., (0.10)%, Open (Purchased on 3/31/14 to be repurchased at $17,819,346, collateralized by U.S. Treasury Bonds, 4.30% due at 12/15/42, original par and fair value of USD 20,365,000 and $18,376,826, respectively)		18,354	18,353,956
Barclays Capital, Inc., 0.02%, 5/07/14 (Purchased on 4/30/14 to be repurchased at $170,115,733, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, original par and fair value of USD 166,662,000 and $168,484,947, respectively)		169,787	169,786,913
BNP Paribas Securities Corp., 0.03%, Open (Purchased on 3/03/14 to be repurchased at $1,377,413, collateralized by U.S. Treasury Bonds, 3.63% due at 8/15/43, original par and fair value of USD 1,345,000 and $1,387,872, respectively)		1,365	1,365,174
BNP Paribas Securities Corp., 0.04%, Open (Purchased on 4/29/14 to be repurchased at $8,918,402, collateralized by U.S. Treasury Bonds, 3.63% due at 2/15/44, original par and fair value of USD 8,474,000 and $8,797,581, respectively)		8,824	8,823,552
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 2/25/14 to be repurchased at $13,110,656, collateralized by Time Warner Cable, Inc., 4.50% due at 9/15/42, original par and fair value of USD 15,000,000 and $14,520,150, respectively)		13,706	13,706,250
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 11/06/13 to be repurchased at $4,925,872, collateralized by International Business Machines Corp., 3.38% due at 8/01/23, original par and fair value of USD 5,000,000 and $5,010,590, respectively)		4,975	4,975,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/16/13 to be repurchased at $4,235,872, collateralized by CCO Holdings LLC/CCO Holdings Capital Corp., 5.25% due at 9/30/22, original par and fair value of USD 4,565,000 and $4,565,000, respectively)		4,274	4,273,981
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/18/13 to be repurchased at $5,029,722, collateralized by CCO Holdings LLC/CCO Holdings Capital Corp., 5.25% due at 9/30/22, original par and fair value of USD 5,435,000 and $5,435,000, respectively)		5,075	5,074,931

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 4/14/14 to be repurchased at $11,311,119, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 12,179,000 and $11,449,808, respectively)	USD	11,418	$11,417,813
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 4/21/14 to be repurchased at $3,362,648, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 3,640,000 and $3,422,062, respectively)		3,394	3,394,300
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 4/30/14 to be repurchased at $3,293,289, collateralized by LYB International Finance BV, 4.00% due at 7/15/23, original par and fair value of USD 3,185,000 and $3,319,899, respectively)		3,324	3,324,344
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/12/13 to be repurchased at $1,963,485, collateralized by Intel Corp., 4.25% due at 12/15/42, original par and fair value of USD 2,230,000 and $2,157,897, respectively)		2,024	2,023,725
Citigroup Global Markets, Inc., (0.05)%, Open (Purchased on 9/13/13 to be repurchased at $2,276,761, collateralized by Intel Corp., 2.70% due at 12/15/22, original par and fair value of USD 2,500,000 and $2,412,430, respectively)		2,288	2,287,500
Citigroup Global Markets, Inc., (0.05)%, Open (Purchased on 9/24/13 to be repurchased at $2,784,741, collateralized by Texas Instruments, Inc., 1.00% due at 5/01/18, original par and fair value of USD 2,900,000 and $2,831,847, respectively)		2,791	2,791,250
Credit Suisse Securities (USA) LLC, (0.25)%, Open (Purchased on 11/01/13 to be repurchased at $4,538,013, collateralized by Microsoft Corp., 2.38% due at 5/01/23, original par and fair value of USD 5,000,000 and $4,699,545, respectively)		4,650	4,650,000
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 9/30/13 to be repurchased at $4,768,744, collateralized by Ford Motor Co., 4.75% due at 1/15/43, original par and fair value of USD 5,500,000 and $5,431,118, respectively)		4,991	4,991,250
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 9/30/13 to be repurchased at $6,972,657, collateralized by Ford Motor Co., 4.38% due at 8/06/23, original par and fair value of USD 7,000,000 and $7,334,726, respectively)		7,079	7,078,750
Credit Suisse Securities (USA) LLC, (0.09)%, Open (Purchased on 1/06/14 to be repurchased at $264,196,884, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, original par and fair value of USD 271,000,000 and $273,964,194, respectively)		266,596	266,596,250
Credit Suisse Securities (USA) LLC, (0.06)%, Open (Purchased on 1/23/14 to be repurchased at $8,144,991, collateralized by U.S. Treasury Notes, 0.75% due at 1/15/17, original par and fair value of USD 8,170,000 and $8,170,000, respectively)		8,160	8,159,787

30	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities (USA) LLC, 0.01%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $4,813,491, collateralized by U.S. Treasury Notes, 2.75% due at 2/15/24, original par and fair value of USD 4,767,000 and $4,813,282, respectively)	USD	4,809	$4,808,711
Credit Suisse Securities (USA) LLC, 0.03%, Open (Purchased on 3/13/14 to be repurchased at $3,671,392, collateralized by U.S. Treasury Notes, 2.00% due at 2/28/21, original par and fair value of USD 3,710,000 and $3,661,017, respectively)		3,664	3,663,625
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 4/21/14 to be repurchased at $10,094,069, collateralized by Westpac Banking Corp., 2.25% due at 7/30/18, original par and fair value of USD 10,000,000 and $10,103,762, respectively)		10,138	10,138,000
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 4/24/14 to be repurchased at $3,408,084, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 3,650,000 and $3,431,464, respectively)		3,440	3,440,125
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 4/29/14 to be repurchased at $9,794,009, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 10,531,000 and $9,900,478, respectively)		9,886	9,885,976
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 4/30/14 to be repurchased at $9,318,142, collateralized by Amazon.com, Inc., 2.50% due at 11/29/22, original par and fair value of USD 10,000,000 and $8,963,702, respectively)		9,400	9,400,000
Deutsche Bank Securities, Inc., (0.08)%, Open (Purchased on 2/24/14 to be repurchased at $4,776,434, collateralized by U.S. Treasury Notes, 0.63% due at 2/15/17, original par and fair value of USD 4,800,000 and $4,779,000, respectively)		4,788	4,788,000
Deutsche Bank Securities, Inc., 0.00%, Open (Purchased on 2/24/14 to be repurchased at $19,950,000, collateralized by U.S. Treasury Notes, 2.13% due at 1/31/21, original par and fair value of USD 20,000,000 and $19,918,760, respectively)		19,950	19,950,000
Deutsche Bank Securities, Inc., 0.03%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $5,788,458, collateralized by U.S. Treasury Notes, 2.75% due at 2/15/24, original par and fair value of USD 5,700,000 and $5,755,341, respectively)		5,771	5,771,250
Deutsche Bank Securities, Inc., 0.03%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $7,920,266, collateralized by U.S. Treasury Notes, 1.63% due at 4/30/19, original par and fair value of USD 7,938,000 and $7,924,018, respectively)		7,908	7,908,233
Deutsche Bank Securities, Inc., 0.04%, Open (Purchased on 2/28/14 to be repurchased at $16,085,072, collateralized by U.S. Treasury Notes, 2.13% due at 1/31/21, original par and fair value of USD 16,000,000 and $15,935,008, respectively)		16,040	16,039,997

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
JPMorgan Chase Bank N.A., (0.25)%, Open (Purchased on 2/07/14 to be repurchased at EUR 22,820,543, collateralized by Kingdom of Spain, 4.60% due at 7/30/19, original par and fair value of EUR 20,000,000 and $31,713,873, respectively)	EUR	23,141	$32,104,807
JPMorgan Chase Bank N.A., 0.00%, Open (Purchased on 4/04/14 to be repurchased at EUR 12,130,997, collateralized by Federal Republic of Germany, 0.75% due at 2/24/17, original par and fair value of EUR 11,877,000 and $16,728,313, respectively)		12,131	16,829,907
JPMorgan Chase Bank N.A., 0.10%, Open (Purchased on 4/04/14 to be repurchased at EUR 5,935,483, collateralized by Federal Republic of Germany, 2.50% due at 1/04/21, original par and fair value of EUR 5,295,000 and $8,112,780, respectively)		5,895	8,178,644
JPMorgan Chase Bank N.A., 0.18%, Open (Purchased on 4/04/14 to be repurchased at EUR 13,467,058, collateralized by Kingdom of Spain, 2.75% due at 4/30/19, original par and fair value of EUR 12,450,000 and $18,142,662, respectively)		13,344	18,512,525
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.80)%, Open (Purchased on 1/30/14 to be repurchased at $85,389,346, collateralized by U.S. Treasury Notes, 1.50% due at 12/31/18, original par and fair value of USD 88,939,000 and $88,570,704, respectively)	USD	88,939	88,939,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.20)%, Open (Purchased on 3/04/14 to be repurchased at $13,566,240, collateralized by Time Warner Cable, Inc., 4.50% due at 9/15/42, original par and fair value of USD 15,000,000 and $14,520,150, respectively)		14,400	14,400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.15)%, Open (Purchased on 4/02/14 to be repurchased at $41,345,023, collateralized by U.S. Treasury Notes, 1.50% due at 2/28/19, original par and fair value of USD 42,077,000 and $41,807,455, respectively)		41,656	41,656,230
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.13)%, Open (Purchased on 4/30/14 to be repurchased at $107,634,579, collateralized by U.S. Treasury Notes, 1.63% due at 3/31/19, original par and fair value of USD 108,745,000 and $108,549,585, respectively)		108,337	108,337,206
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.10)%, Open (Purchased on 2/10/14 to be repurchased at $15,480,261, collateralized by U.S. Treasury Notes, 1.50% due at 12/31/18, original par and fair value of USD 15,480,000 and $15,415,897, respectively)		15,557	15,557,400
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.03)%, Open (Purchased on 1/06/14 to be repurchased at $8,772,704, collateralized by U.S. Treasury Notes, 0.25% due at 12/31/15, original par and fair value of USD 8,800,000 and $8,795,873, respectively)		8,778	8,778,000

BLACKROCK FUNDS	APRIL 30, 2014	31

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.01)%, Open (Purchased on 1/14/14 to be repurchased at $34,029,445, collateralized by U.S. Treasury Notes, 2.38% due at 12/31/20, original par and fair value of USD 33,800,000 and $34,246,261, respectively)	USD	34,054	$34,053,500
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, Open (Purchased on 4/21/14 to be repurchased at $122,605,586, collateralized by U.S. Treasury Bonds, 3.75% due at 11/15/43, original par and fair value of USD 114,436,000 and $120,243,444, respectively)		121,874	121,874,336
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $38,315,904, collateralized by U.S. Treasury Bonds, 3.75% due at 11/15/43, original par and fair value of USD 35,805,000 and $37,622,046, respectively)		38,088	38,087,569
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $3,489,566, collateralized by U.S. Treasury Notes, 1.63% due at 4/30/19, original par and fair value of USD 3,500,000 and $3,493,835,respectively)		3,483	3,482,500
RBC Capital Markets LLC, (0.10)%, Open (Purchased on 3/19/14 to be repurchased at $29,547,188, collateralized by Australia & New Zealand Banking Group, 4.50% due at 3/19/24, original par and fair value of USD 30,000,000 and $30,099,000, respectively)		29,850	29,850,000

			1,388,589,579
		Shares
Money Market Funds — 15.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)		876,488,762	876,488,762
Total Short-Term Securities (Cost — $2,261,136,081) — 38.9%			2,265,078,341

Options Purchased
(Cost — $897,981) — 0.0%			229,150
Total Investments Before Options Written and Borrowed Bonds (Cost — $6,887,304,446*) — 121.9%			7,093,393,177

Options Written
(Premiums Received — $74,356) — (0.0)%			(28,200)

Borrowed Bonds		Par (000)
Corporate Bonds — (3.3)%
Amazon.com, Inc., 2.50%, 11/29/22	USD	10,000	(8,963,702)
AT&T Inc., 2.63%, 12/01/22		7,000	(6,610,569)
Australia & New Zealand Banking Group,
4.50%, 3/19/24 (a)		30,000	(30,099,000)
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22		10,000	(10,000,000)
Cox Communications, Inc., 2.95%, 6/30/23 (a)		30,000	(28,203,812)

Borrowed Bonds		Par (000)	Value
Ford Motor Co.:
4.38%, 8/06/23	USD	7,000	$(7,334,726)
4.75%, 1/15/43		5,500	(5,431,118)
General Electric Capital Corp., 1.63%, 4/02/18		20,000	(19,989,182)
Intel Corp.:
2.70%, 12/15/22		2,500	(2,412,430)
4.25%, 12/15/42		2,230	(2,157,897)
International Business Machines Corp., 3.38%, 8/01/23		5,000	(5,010,590)
LYB International Finance BV, 4.00%, 7/15/23		3,185	(3,319,899)
Microsoft Corp., 2.38%, 5/01/23		5,000	(4,699,545)
Texas Instruments, Inc., 1.00%, 5/01/18		2,900	(2,831,847)
Time Warner Cable, Inc., 4.50%, 9/15/42		45,500	(44,044,455)
Westpac Banking Corp., 2.25%, 7/30/18		10,000	(10,103,762)

			(191,212,534)
Foreign Government Obligations — (3.5)%
Buoni Poliennali Del Tesoro:
3.75%, 3/01/21-8/01/21	EUR	31,715	(47,804,616)
4.50%, 3/01/26		3,250	(5,028,302)
Federal Republic of Germany:
0.75%, 2/24/17		11,877	(16,728,313)
2.50%, 1/04/21		5,295	(8,112,780)
Kingdom of Spain:
2.75%, 4/30/19		12,450	(18,142,662)
4.10%, 7/30/18		41,390	(63,638,273)
4.60%, 7/30/19		20,000	(31,713,873)
Republic of Portugal, 4.75%, 6/14/19		10,115	(15,495,245)

			(206,664,064)
U.S. Treasury Obligations — (17.2)%
U.S. Treasury Bonds:
3.63%, 8/15/43-2/15/44	USD	9,819	(10,185,453)
3.75%, 11/15/43		150,241	(157,865,490)
4.30%, 12/15/42		20,365	(18,376,826)
U.S. Treasury Notes:
0.25%, 12/31/15		8,800	(8,795,873)
0.63%, 2/15/17		4,800	(4,779,000)
0.75%, 1/15/17		8,170	(8,170,000)
1.50%, 12/31/18-2/28/19		146,496	(145,794,056)
1.63%, 3/31/19-4/30/19		120,183	(119,967,438)
2.00%, 2/28/21		3,710	(3,661,017)
2.13%, 1/31/21		36,000	(35,853,768)
2.38%, 12/31/20		33,800	(34,246,261)
2.75%, 11/15/23-2/15/24		448,129	(453,017,764)

			(1,000,712,946)
Total Borrowed Bonds (Proceeds — $1,362,719,477) — (24.0)%			(1,398,589,544)
Total Investments Net of Options Written and Borrowed Bonds — 97.9%			5,694,775,433
Other Assets Less Liabilities — 2.1%			122,308,436

Net Assets — 100.0%		$5,817,083,869

32	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Notes to Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,887,617,926

Gross unrealized appreciation	$213,994,341
Gross unrealized depreciation	(8,219,090)

Net unrealized appreciation	$205,775,251

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Zero-coupon bond.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares Purchased	Shares Sold	Shares Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,153,874,067	—	(277,385,305)[1]	876,488,762	$876,488,762	$403,769	—
iShares Transportation Average ETF	—	16,220	(16,220)	—	—	$4,619	$90,840
iShares iBoxx $ High Yield Corporate Bond ETF	—	304,750	(304,750)	—	—	—	$(61,645)

(i)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Amount	Face Amount Including Accrued Interest
Barclays Bank PLC	(5.75)%	2/19/14	Open	$4,468,541	$4,468,541
Barclays Bank PLC	(4.50)%	4/16/14	Open	1,227,901	1,227,901
Total					$5,696,442

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(193)	E-Mini NASDAQ 100 Futures	Chicago Mercantile	June 2014	USD	13,792,745	$95,886
(258)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	24,226,200	(483,222)
(2,899)	Euro-Bobl	Eurex	June 2014	USD	505,836,890	(1,920,105)
(1,428)	Euro-Bund	Eurex	June 2014	USD	286,352,830	(3,399,382)
(141)	Euro-Schatz	Eurex	June 2014	USD	21,607,741	9,951
(3,088)	Euro STOXX 50 Futures	Eurex	June 2014	USD	32,602,220	(452,824)
(945)	Gilt British	London	June 2014	USD	176,034,769	(1,946,305)
(413)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2014	USD	55,729,188	(1,214,700)
(27)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	3,225,234	7,000
(600)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	74,653,125	(133,154)
(296)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	43,595,250	(1,731,385)
Total						$(11,168,240)

BLACKROCK FUNDS	APRIL 30, 2014	33

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Forward foreign currency exchange contracts outstanding as of April 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,770,678,166	EUR	1,281,310,000	Bank of America N.A.	5/21/14	$(6,857,609)
USD	3,058,857	AUD	3,360,000	Westpac Banking Corp.	6/30/14	(49,335)
USD	2,574,949	CHF	2,261,588	UBS AG	7/23/14	3,566
USD	281,506,351	GBP	167,565,000	Barclays Bank PLC	7/23/14	(1,218,399)
USD	537,416	NOK	3,231,000	Bank of America N.A.	7/23/14	(4,243)
USD	1,983,469	NOK	11,831,000	Deutsche Bank AG	7/23/14	67
USD	1,108,802	NOK	6,641,000	Royal Bank of Scotland PLC	7/23/14	(4,525)
USD	2,052,982	SEK	13,430,000	Deutsche Bank AG	7/23/14	(9,580)
Total						$(8,140,058)

•	Exchange-traded options purchased as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Spy, Inc.	Call	USD	185.5	5/02/14	750	$9,750
Spy, Inc.	Call	USD	185	5/17/14	1,000	79,000
Clearfield, Inc.	Put	USD	17	5/17/14	650	29,900
Spy, Inc.	Put	USD	186	5/17/14	1,100	110,000
Apple, Inc.	Put	USD	527.5	5/23/14	100	500
Total						$229,150

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Spy, Inc.	Put	USD	175	5/17/14	1,128	$(12,408)
Spy, Inc.	Put	USD	177	5/17/14	1,128	(15,792)
Total						$(28,200)

•	Centrally cleared credit default swaps – buy protection outstanding as of April 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 20 Version 1	5.00%	Intercontinental Exchange	12/20/18	EUR	289,973	$(6,196,865)
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	USD	30,000	(76,494)
iTraxx Europe Crossover Series 21 Version 1	5.00%	Intercontinental Exchange	6/20/19	EUR	69,200	(1,855,910)
Total						$(8,129,269)

•	Centrally cleared credit default swaps – sold protection outstanding as of April 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21 Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	59,800	$270,310
CDX.NA.IG Series 21 Version 1	1.00%	Chicago Mercantile	12/20/18	BBB+	USD	56,990	191,568
CDX.NA.HY Series 22 Version 1	5.00%	Chicago Mercantile	6/20/19	B+	USD	69,750	601,867
iTraxx Europe Series 21 Version 1	1.00%	Intercontinental Exchange	6/20/19	A-	EUR	113,440	830,606
Total							$1,894,351

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

34	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Centrally cleared interest rate swaps outstanding as of April 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.03%[1]	3-month LIBOR	Chicago Mercantile	4/07/17	USD	8,000	$(25,150)
1.01%[1]	3-month LIBOR	Chicago Mercantile	4/28/17	USD	9,000	(11,650)
2.79%[1]	6-month LIBOR	Chicago Mercantile	2/26/24	GBP	159,400	(2,935,288)
2.82%[1]	6-month LIBOR	Chicago Mercantile	4/07/24	GBP	37,296	(767,115)
Total						$(3,739,203)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps — buy protection outstanding as of April 30, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
J.C. Penney Co., Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/15	USD	3,750	$255,116	$305,729	$(50,613)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	8,050	(52,593)	270,335	(322,928)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	3,750	(24,500)	45,893	(70,393)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	900	(4,133)	45,882	(50,015)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,100	(5,051)	56,078	(61,129)
Anadarko Petroleum Corp.	1.00%	Citibank N.A.	12/20/16	USD	32,070	(661,930)	(367,826)	(294,104)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	(83,039)	49,631	(132,670)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(20,760)	563	(21,323)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,440	(245,496)	(206,926)	(38,570)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,390	(236,972)	(195,722)	(41,250)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,390	(236,972)	(195,722)	(41,250)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(9,224)	54,426	(63,650)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD	23,800	25,601	—	25,601
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD	6,200	6,278	(5,816)	12,094
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	185	(18,534)	(1,622)	(16,912)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	140	(14,025)	(990)	(13,035)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	1,000	6,873	209,847	(202,974)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/17	EUR	184	(28,444)	13,882	(42,326)
Peugeot SA	5.00%	Citibank N.A.	9/20/17	EUR	1,070	(165,406)	87,679	(253,085)
Finmeccanica SpA	5.00%	BNP Paribas S.A.	12/20/17	EUR	450	(79,929)	(16,345)	(63,584)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,700	(89,909)	(1,639)	(88,270)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,500	(36,450)	(1,333)	(35,117)
Marks & Spencer Group PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,320	1,830	53,053	(51,223)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	850	(15,815)	24,453	(40,268)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	1,000	(18,606)	28,768	(47,374)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	(14,788)	322,274	(337,062)
Apache Corp.	1.00%	Bank of America N.A.	6/20/18	USD	1,250	(34,345)	(4,912)	(29,433)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	4,870	(123,688)	109,981	(233,669)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	1,995	(50,669)	90,572	(141,241)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	2,145	(54,479)	99,362	(153,841)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,000	(58,814)	(22,957)	(35,857)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,000	(58,565)	(19,850)	(38,715)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(44,181)	(31,337)	(12,844)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(44,181)	(30,916)	(13,265)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(284,083)	(82,875)	(201,208)

BLACKROCK FUNDS	APRIL 30, 2014	35

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — buy protection outstanding as of April 30, 2014 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Haliburton Co.	1.00%	Barclays Bank PLC	6/20/18	USD	1,250	$(40,879)	$(22,033)	$(18,846)
Haliburton Co.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(40,879)	(23,149)	(17,730)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	(1,181,484)	1,181,378	(2,362,862)
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(30,809)	(23,573)	(7,236)
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(30,809)	(21,095)	(9,714)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	24,631	98,089	(73,458)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	26,630	120,111	(93,481)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	26,668	92,348	(65,680)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(267,258)	(80,831)	(186,427)
Arrow Electronics, Inc.	1.00%	BNP Paribas S.A.	9/20/18	USD	4,920	(75,163)	28,623	(103,786)
Arrow Electronics, Inc.	1.00%	Deutsche Bank AG	9/20/18	USD	5,000	(79,954)	19,097	(99,051)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(76,384)	31,562	(107,946)
Caterpillar, Inc.	1.00%	BNP Paribas S.A.	9/20/18	USD	2,000	(58,850)	(17,497)	(41,353)
Caterpillar, Inc.	1.00%	Citibank N.A.	9/20/18	USD	2,000	(58,565)	(20,006)	(38,559)
Caterpillar, Inc.	1.00%	Credit Suisse International	9/20/18	USD	5,000	(147,125)	(24,623)	(122,502)
Citigroup, Inc.	1.00%	Goldman Sachs Bank USA	9/20/18	USD	10,000	(177,397)	38,226	(215,623)
The Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(105,235)	(20,414)	(84,821)
HSBC Bank PLC	1.00%	Goldman Sachs Bank USA	9/20/18	EUR	10,000	(308,292)	(9,700)	(298,592)
Monsanto Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(167,316)	(116,629)	(50,687)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	1,254	(201,934)	39,434	(241,368)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	10,880	(1,752,024)	342,136	(2,094,160)
Praxair, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(157,833)	(101,422)	(56,411)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(537,825)	(475,331)	(62,494)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	4,500	(245,927)	(31,443)	(214,484)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	15,000	(309,345)	(172,803)	(136,542)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(484,774)	(412,533)	(72,241)
Exelon Corp.	1.00%	Barclays Bank PLC	12/20/18	USD	1,800	(4,028)	36,631	(40,659)
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	10,700	(252,640)	(146,056)	(106,584)
Exelon Corp.	1.00%	Deutsche Bank AG	12/20/18	USD	1,600	(37,778)	(22,711)	(15,067)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	10,000	(136,234)	280,039	(416,273)
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(452,139)	(412,533)	(39,606)
iTraxx Sub Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	17,690	(364,699)	(104,189)	(260,510)
iTraxx Sub Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	37,890	(781,145)	(218,800)	(562,345)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	(382,288)	(314,495)	(67,793)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(101,982)	(85,412)	(16,570)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	16,000	(258,759)	(125,222)	(133,537)
Citigroup, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	14,000	(226,413)	(109,569)	(116,844)
Hewlett-Packard Co.	1.00%	Deutsche Bank AG	3/20/19	USD	1,660	(19,346)	19,135	(38,481)
Hewlett-Packard Co.	1.00%	Deutsche Bank AG	3/20/19	USD	1,660	(19,346)	19,135	(38,481)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	3,000	(34,962)	34,581	(69,543)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	3,000	(34,962)	34,581	(69,543)
Marks & Spencer Group PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	1,680	35,412	46,730	(11,318)
Pitney Bowes, Inc.	1.00%	Credit Suisse International	3/20/19	USD	8,000	19,707	70,262	(50,555)
Sony Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	JPY	2,000,000	398,910	1,225,282	(826,372)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	10,000	(93,141)	(72,403)	(20,738)
Campbell Soup Co.	1.00%	BNP Paribas S.A.	6/20/19	USD	3,620	(76,006)	(69,227)	(6,779)
Campbell Soup Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	3,930	(82,514)	(80,925)	(1,589)
Campbell Soup Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	3,580	(75,663)	(68,098)	(7,565)

36	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — buy protection outstanding as of April 30, 2014 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caterpillar, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	10,000	$(301,151)	$(256,625)	$(44,526)
The Clorox Co.	1.00%	BNP Paribas S.A.	6/20/19	USD	3,655	(120,304)	(112,327)	(7,977)
The Clorox Co.	1.00%	Goldman Sachs Bank USA	6/20/19	USD	3,920	(129,027)	(124,389)	(4,638)
DIRECTV	1.00%	Credit Suisse International	6/20/19	USD	10,000	(14,087)	234	(14,321)
Enel SpA	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	6,225	(105,908)	(57,902)	(48,006)
Federal Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	14,735	331,328	594,091	(262,763)
Federal Republic of Brazil	1.00%	BNP Paribas S.A.	6/20/19	USD	7,000	157,401	282,913	(125,512)
Federal Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	13,910	312,778	652,167	(339,389)
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Credit Suisse International	6/20/19	USD	4,680	78,768	175,801	(97,033)
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	6/20/19	USD	4,680	78,768	158,243	(79,475)
Gas Natural SDG SA	1.00%	JPMorgan Chase Bank N.A.	6/20/19	EUR	6,225	(115,565)	(58,375)	(57,190)
General Mills, Inc.	1.00%	Citibank N.A.	6/20/19	USD	3,623	(127,985)	(124,311)	(3,674)
General Mills, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	3,935	(138,997)	(136,957)	(2,040)
General Mills, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	3,580	(126,959)	(120,582)	(6,377)
Iberdrola SA	1.00%	BNP Paribas S.A.	6/20/19	EUR	4,160	(78,082)	(36,186)	(41,896)
Iberdrola SA	1.00%	Credit Suisse International	6/20/19	EUR	4,150	(77,894)	(38,601)	(39,293)
iTraxx Sub Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	149,624	(2,197,414)	(1,895,809)	(301,605)
iTraxx Sub Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	125,076	(1,841,718)	(1,660,322)	(181,396)
iTraxx Sub Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	75,300	(1,094,274)	(828,302)	(265,972)
J.C. Penney Co., Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/19	USD	3,750	871,442	915,104	(43,662)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	16,036	274,458	331,348	(56,890)
Transocean Worldwide, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	5,000	124,950	176,701	(51,751)
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	14,000	555,933	523,486	32,447
Total						$(15,641,570)	$(604,322)	$(15,037,248)

•	OTC credit default swaps — sold protection outstanding as of April 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC+	EUR	5,770	$(77,018)	$(704,571)	$627,553
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	103,798	(50,502)	154,300
J.C. Penney Co., Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/17	CCC-	USD	7,500	(1,317,243)	(1,370,833)	53,590
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	90	10,871	(6,243)	17,114
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	140	16,910	(9,978)	26,888
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	800	(27,893)	(64,517)	36,624
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	600	(20,919)	(49,656)	28,737
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	540	(18,826)	(44,690)	25,864
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	1,350	156,270	12,587	143,683
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	1,420	164,371	13,829	150,542
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	5,050	55,772	(243,324)	299,096
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	59	130	(3,692)	3,822
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	650	132,300	24,635	107,665
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	640	130,265	31,156	99,109

BLACKROCK FUNDS	APRIL 30, 2014	37

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — sold protection outstanding as of April 30, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	640	$130,265	$31,156	$99,109
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,700	118,635	6,268	112,367
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,500	48,095	2,086	46,009
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,450	(61,543)	(97,700)	36,157
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	6/20/18	B	USD	1,000	71,732	(66,550)	138,282
Advanced Micro Devices, Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/18	B	USD	1,600	114,771	(83,121)	197,892
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	6/20/18	CCC+	EUR	1,700	191,533	74,633	116,900
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	4,870	99,521	(102,797)	202,318
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	1,995	40,769	(89,650)	130,419
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	2,145	43,834	(95,895)	139,729
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,480	35,483	(4,129)	39,612
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA-	EUR	4,550	182,294	33,654	148,640
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	4,060	107,130	40,371	66,759
Schaeffler Finance BV	5.00%	Barclays Bank PLC	6/20/18	B+	EUR	1,000	210,534	112,422	98,112
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	4,060	49,276	63,087	(13,811)
ThyssenKrupp AG	1.00%	Barclays Bank PLC	6/20/18	BB	EUR	1,000	(46,745)	(66,569)	19,824
ThyssenKrupp AG	1.00%	Credit Suisse International	6/20/18	BB	EUR	1,200	(60,254)	(99,021)	38,767
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	9/20/18	B	USD	1,000	66,085	(67,537)	133,622
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	9/20/18	B	USD	750	49,564	(27,359)	76,923
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	9/20/18	B	USD	1,000	66,085	(59,308)	125,393
General Electric Capital	1.00%	Deutsche Bank AG	9/20/18	AA+	USD	5,460	128,331	(47,841)	176,172
Schaeffler Finance BV	5.00%	Citibank N.A.	9/20/18	B+	EUR	2,400	516,420	266,400	250,020
ThyssenKrupp AG	1.00%	Bank of America N.A.	9/20/18	BB	EUR	1,560	(93,966)	(158,831)	64,865
ThyssenKrupp AG	1.00%	Citibank N.A.	9/20/18	BB	EUR	2,230	(134,324)	(243,959)	109,635
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB	EUR	2,230	(134,325)	(244,972)	110,647
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	12/20/18	B	USD	2,000	120,479	(31,132)	151,611
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	199,859	(27,249)	227,108
Bayerische Landesbank	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	8,870	100,692	26,308	74,384
General Motors Co.	5.00%	Bank of America N.A.	12/20/18	BB+	USD	4,000	665,786	583,647	82,139
General Motors Co.	5.00%	Barclays Bank PLC	12/20/18	BB+	USD	4,450	740,687	605,796	134,891
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB+	EUR	14,150	3,621,213	3,178,011	443,202
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB+	EUR	20,210	5,172,065	4,498,053	674,012
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB+	EUR	10,120	2,589,871	2,262,626	327,245
K. Hovnanian Enterprises, Inc.	5.00%	Credit Suisse International	12/20/18	CCC	USD	2,200	48,058	(52,197)	100,255
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	4,500	98,300	(98,391)	196,691
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	2,300	50,242	(58,562)	108,804
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	1,140	(617,429)	(547,878)	(69,551)
Radian Group, Inc.	5.00%	Morgan Stanley Capital Services LLC	12/20/18	B-	USD	1,525	178,602	118,816	59,786
Radian Group, Inc.	5.00%	Morgan Stanley Capital Services LLC	12/20/18	B-	USD	1,325	155,178	103,233	51,945

38	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — sold protection outstanding as of April 30, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	$643,634	$591,210	$52,424
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	643,634	602,692	40,942
Exelon Corp.	1.00%	BNP Paribas S.A.	3/20/19	BBB-	USD	9,100	207,702	101,640	106,062
Exelon Corp.	1.00%	BNP Paribas S.A.	3/20/19	BBB-	USD	1,600	36,519	22,343	14,176
Exelon Corp.	1.00%	BNP Paribas S.A.	3/20/19	BBB-	USD	1,600	36,519	22,343	14,176
MGIC Investment Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/19	B	USD	5,220	662,187	490,696	171,491
Radian Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/19	B-	USD	5,220	610,594	466,350	144,244
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB	USD	23,800	(1,450,046)	(1,362,976)	(87,070)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB	USD	6,200	(377,744)	(351,845)	(25,899)
ThyssenKrupp AG	1.00%	Bank of America N.A.	3/20/19	BB	EUR	2,013	(161,030)	(196,161)	35,131
ThyssenKrupp AG	1.00%	Citibank N.A.	3/20/19	BB	EUR	2,013	(161,031)	(188,530)	27,499
ThyssenKrupp AG	1.00%	Goldman Sachs International	3/20/19	BB	EUR	2,101	(168,089)	(207,099)	39,010
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BB	EUR	2,013	(161,029)	(183,607)	22,578
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B	USD	9,500	454,027	416,307	37,720
Anheuser-Busch InBev SA	1.00%	Barclays Bank PLC	6/20/19	A	EUR	8,500	310,238	306,709	3,529
Anheuser-Busch InBev SA	1.00%	BNP Paribas S.A.	6/20/19	A	EUR	7,930	289,740	280,598	9,142
Anheuser-Busch InBev SA	1.00%	BNP Paribas S.A.	6/20/19	A	EUR	5,780	212,075	216,234	(4,159)
Astaldi SPA	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	608	35,771	12,190	23,581
Astaldi SPA	5.00%	Credit Suisse International	6/20/19	B+	EUR	912	53,655	7,138	46,517
Astaldi SPA	5.00%	Credit Suisse International	6/20/19	B+	EUR	600	35,301	24,099	11,202
Astaldi SPA	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	597	35,119	25,773	9,346
Astaldi SPA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	923	54,308	37,075	17,233
Beazer Homes USA, Inc.	5.00%	Barclays Bank PLC	6/20/19	CCC	USD	1,875	74,080	59,015	15,065
Best Buy Co., Inc.	5.00%	Citibank N.A.	6/20/19	BB	USD	7,500	591,507	558,788	32,719
DR Horton, Inc.	1.00%	Goldman Sachs International	6/20/19	BB	USD	11,275	(394,926)	(397,075)	2,149
E.ON AG	1.00%	BNP Paribas S.A.	6/20/19	A-	EUR	4,160	76,469	61,694	14,775
E.ON AG	1.00%	JPMorgan Chase Bank N.A.	6/20/19	A-	EUR	6,225	114,428	96,101	18,327
General Motors Co.	5.00%	Deutsche Bank AG	6/20/19	BB+	USD	5,000	871,291	808,246	63,045
General Motors Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	BB+	USD	3,750	653,468	635,019	18,449
Hochitief AG	5.00%	Citibank N.A.	6/20/19	Not Rated	EUR	915	135,159	136,544	(1,385)
Hochitief AG	5.00%	Credit Suisse International	6/20/19	Not Rated	EUR	6,100	901,056	930,157	(29,101)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	A	EUR	19,010	276,258	39,514	236,744
K. Hovnanian Enterprises, Inc.	5.00%	Barclays Bank PLC	6/20/19	CCC	USD	4,700	20,678	(5,165)	25,843
MGIC Investment Corp.	5.00%	Morgan Stanley Capital Services LLC	6/20/19	B	USD	7,000	888,262	802,357	85,905
Radian Group, Inc.	5.00%	Bank of America N.A.	6/20/19	B-	USD	7,000	816,403	722,111	94,292
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	1,525	232,980	227,271	5,709
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	600	91,664	89,577	2,087
Rexel SA	5.00%	Deutsche Bank AG	6/20/19	BB	EUR	1,525	232,981	235,541	(2,560)
RWE AG	1.00%	Credit Suisse International	6/20/19	BBB+	EUR	4,160	77,900	55,691	22,209
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB+	EUR	6,225	116,570	83,811	32,759
The Ryland Group, Inc.	5.00%	Goldman Sachs International	6/20/19	BB-	USD	1,880	229,566	217,820	11,746

BLACKROCK FUNDS	APRIL 30, 2014	39

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC credit default swaps — sold protection outstanding as of April 30, 2014 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean Worldwide, Inc.	1.00%	Bank of America N.A.	6/20/19	BBB-	USD	14,000	$(349,861)	$(391,692)	$41,831
Tui AG	5.00%	Citibank N.A.	6/20/19	B	EUR	2,100	389,207	367,895	21,312
Tui AG	5.00%	Credit Suisse International	6/20/19	B	EUR	2,090	385,744	367,090	18,654
Tui AG	5.00%	Credit Suisse International	6/20/19	B	EUR	2,090	385,743	367,090	18,653
Tui AG	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B	EUR	2,090	386,146	377,764	8,382
Glencore Xstrata PLC	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	2,057	(212,014)	(262,728)	50,714
Glencore Xstrata PLC	1.00%	Citibank N.A.	6/20/21	BBB	EUR	4,113	(424,028)	(540,858)	116,830
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,035	(198,163)	(285,504)	87,341
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,350	(213,633)	(325,049)	111,416
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,350	(213,633)	(302,031)	88,398
Total							$21,954,947	$13,032,293	$8,922,654

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC total return swaps outstanding as of April 30, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
IBoxx GBP Corporate Index	3-month LIBOR minus 0.00%[1]	JPMorgan Chase Bank N.A.	6/20/14	GBP	118,200,000	$1,951,596	—	$1,951,596
IBoxx GBP Corporate Index	3-month LIBOR minus 0.00%[1]	JPMorgan Chase Bank N.A.	6/20/14	GBP	59,000,000	604,416	—	604,416
International Airlines Group SA	3-month LIBOR minus 0.00%[2]	JPMorgan Chase Bank N.A.	8/29/14	GBP	246,146	(389,041)	—	(389,041)
United Technologies Corp.	3-month LIBOR minus 0.30%[2]	Bank of America N.A.	9/15/14	USD	9,250	(50,413)	—	(50,413)
IBoxx GBP Corporate Index	3-month LIBOR minus 0.00%[1]	JPMorgan Chase Bank N.A.	9/20/14	GBP	41,440,000	518,734	—	518,734
United Technologies Corp.	3-month LIBOR minus 0.30%[2]	Bank of America N.A.	9/26/14	USD	9,206	(41,768)	—	(41,768)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[2]	JPMorgan Chase Bank N.A.	11/08/14	EUR	12,307,018	(4,208,408)	—	(4,208,408)
International Airlines Group SA	3-month LIBOR plus 0.10%[2]	BNP Paribas S.A.	11/12/14	GBP	71,750	(22,931)	—	(22,931)
Repsol SA	3-month EURIBOR minus 0.50%[2]	Citibank N.A.	11/12/14	EUR	507,494	(824,383)	—	(824,383)
International Airlines Group SA	1-month LIBOR minus 0.30%[2]	Credit Suisse International	11/17/14	GBP	45,020	2,757	—	2,757
International Airlines Group SA	3-month LIBOR minus 0.30%[2]	Citibank N.A.	1/09/15	GBP	546,432	255,702	—	255,702
Repsol SA	3-month EURIBOR minus 0.50%[2]	Citibank N.A.	1/19/15	EUR	13,716	(369,160)	—	(369,160)
UniCredit SpA	3-month EURIBOR plus 0.10%[2]	Bank of America N.A.	1/21/15	EUR	887,000	(615,849)	—	(615,849)
International Airlines Group SA	3-month LIBOR minus 0.10%[2]	Bank of America N.A.	1/29/15	GBP	15,293	2,743	—	2,743
Volkswagen AG	3-month EURIBOR minus 0.25%[2]	BNP Paribas S.A.	1/30/15	EUR	23,867	(151,595)	—	(151,595)
Volkswagen AG	3-month EURIBOR minus 0.25%[2]	BNP Paribas S.A.	1/30/15	EUR	19,844	(65,468)	—	(65,468)

40	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	OTC total return swaps outstanding as of April 30, 2014 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen AG	3-month EURIBOR minus 0.25%[2]	BNP Paribas S.A.	2/02/15	EUR	39,680	(216,310)	—	(216,310)
Market Vector Semicoductor ETF	3-month LIBOR minus 0.30%[2]	Bank of America N.A.	2/03/15	USD	24,750	(108,180)	—	(108,180)
Market Vector Semicoductor ETF	1-month LIBOR minus 1.00%[2]	JPMorgan Chase Bank N.A.	2/05/15	USD	30,000	2,809	—	2,809
International Airlines Group SA	3-month LIBOR minus 0.20%[2]	JPMorgan Chase Bank N.A.	2/06/15	GBP	23,800	14,305	—	14,305
International Airlines Group SA	3-month LIBOR minus 0.20%[2]	JPMorgan Chase Bank N.A.	2/06/15	GBP	12,940	10,063	—	10,063
International Airlines Group SA	3-month LIBOR minus 0.20%[2]	JPMorgan Chase Bank N.A.	2/06/15	GBP	11,492	4,190	—	4,190
International Airlines Group SA	3-month LIBOR minus 0.20%[2]	Citibank N.A.	2/16/15	GBP	11,763	9,087	—	9,087
Powershares QQQ	3-month LIBOR minus 0.15%[2]	Bank of America N.A.	2/26/15	USD	55,500	154,368	—	154,368
International Airlines Group SA	3-month LIBOR minus 0.10%[2]	Bank of America N.A.	3/06/15	GBP	37,644	28,399	—	28,399
Market Vector Semicoductor ETF	1-month LIBOR minus 1.00%[2]	JPMorgan Chase Bank N.A.	3/16/15	USD	45,750	(6,162)	—	(6,162)
Volkswagen AG	3-month EURIBOR minus 0.10%[2]	JPMorgan Chase Bank N.A.	4/02/15	EUR	75,228	(320,750)	—	(320,750)
Volkswagen AG	3-month EURIBOR minus 0.10%[2]	JPMorgan Chase Bank N.A.	4/02/15	EUR	42,000	(133,102)	—	(133,102)
Volkswagen AG	3-month EURIBOR minus 0.10%[2]	JPMorgan Chase Bank N.A.	4/02/15	EUR	4,505	—	—	—
Banco Santander SA	3-month EURIBOR minus 0.30%[2]	Bank of America N.A.	4/09/15	EUR	766,778	(5,866)	—	(5,866)
Market Vector Semicoductor ETF	3-month LIBOR minus 0.30%[2]	Bank of America N.A.	4/10/15	USD	44,000	(3,725)	—	(3,725)
Total						$(3,973,942)	—	$(3,973,942)

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

[2]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	APRIL 30, 2014	41

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$248,699,192	$198,844,278	$447,543,470
Common Stocks	$112,686,950	27,862,199	—	140,549,149
Corporate Bonds	—	3,217,859,497	47,314,714	3,265,174,211
Floating Rate Loan Interests	—	411,654,864	15,657,326	427,312,190
Foreign Agency Obligations	—	18,196,350	—	18,196,350
Foreign Government Obligations	—	85,398,402	—	85,398,402
Investment Companies	6,828,810	—	—	6,828,810
Non-Agency Mortgage-Backed Securities	—	50,090,164	—	50,090,164
Preferred Securities	82,060,477	286,045,906	—	368,106,383
U.S. Treasury Obligations	—	18,886,557	—	18,886,557
Short-Term Securities:
Borrowed Bond Agreements	—	1,388,589,579	—	1,388,589,579
Money Market Funds	876,488,762	—	—	876,488,762
Options Purchased:
Equity Contracts	229,150	—	—	229,150
Liabilities:
Investments in Securities:
Borrowed Bonds	—	(1,398,589,544)	—	(1,398,589,544)
Total	$1,078,294,149	$4,354,693,166	$261,816,318	$5,694,803,633

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$11,120,685	—	$11,120,685
Equity contracts		3,559,169	—	3,559,169
Foreign currency exchange contracts	—	3,633	—	3,633
Interest rate contracts	112,837	—	—	112,837
Liabilities:
Credit contracts	—	(23,470,197)	—	(23,470,197)
Equity contracts	(28,200)	(7,533,111)	—	(7,561,311)
Foreign currency exchange contracts	—	(8,143,691)	—	(8,143,691)
Interest rate contracts	(11,281,077)	(3,739,203)	—	(15,020,280)
Total	$(11,196,440)	$(28,202,715)	—	$(39,399,155)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

42	BLACKROCK FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7,169,823	—	—	$7,169,823
Foreign currency at value	110,924,918	—	—	110,924,918
Cash pledged as collateral for borrowed bond agreements	20,815,000	—	—	20,815,000
Cash pledged as collateral for OTC derivatives	8,950,000	—	—	8,950,000
Cash pledged for centrally cleared swaps	26,905,000	—	—	26,905,000
Cash pledged for financial futures contracts	19,786,000	—	—	19,786,000
Cash pledged for options	48,797,280	—	—	48,797,280
Liabilities:
Cash received as collateral for OTC derivatives	—	$(5,000,000)	—	(5,000,000)
Total	$243,348,021	$(5,000,000)	—	$238,348,021

There were no transfers between Level 1 and Level 2 during the period ended April 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of July 31, 2013	$22,068,261	—	6,307,006	$28,375,267
Transfers into Level 3	—	—	7,365,213	7,365,213
Transfers out of Level 3	(9,143,680)	—	(994,882)	(10,138,562)
Accrued discounts/premiums	96,152	526,127	69,147	691,426
Net realized gain (loss)	87,919	—	52,056	139,975
Net change in unrealized appreciation/depreciation[1]	572,001	(857,451)	341,915	56,465
Purchases	196,833,543	47,646,038	28,665,205	273,144,786
Sales	(11,669,918)	—	(1,869,755)	(13,539,673)
Closing Balance, as of April 30, 2014	$198,844,278	$47,314,714	$39,935,905	$286,094,897

Net change in unrealized appreciation/depreciation on investments held as of April 30, 2014[1]	$590,430	$(857,451)	$379,771	$112,750

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments held as of April 30, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	APRIL 30, 2014	43

Item 2 –	Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 23, 2014